As filed with the Securities and Exchange Commission on June 8, 2007


Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 F O R M  N-1A


           Registration Statement Under the Securities Act of 1933    [X]
                       Pre-Effective Amendment No. __                 [ ]
                       Post-Effective Amendment No. 54                [X]
                                       and
Registration Statement Under the Investment Company Act of 1940
                                          Amendment No. 55            [X]


                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                            Edward S. Garlock, Esq.
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                        Copy to: Arthur L. Zwickel, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                515 S. Flower St., Los Angeles, California 90071

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

             It is proposed that this filing will become effective:


        [ ]    Immediately upon filing pursuant to paragraph (b)


        [ ]    On (date) pursuant to paragraph (b)

        [ ]    60 days after filing pursuant to paragraph (a)(1)

        [ ]    On (date) pursuant to paragraph (a)(1)


        [X]    75 days after filing pursuant to paragraph (a)(2)


        [ ]    On (date) pursuant to paragraph (a)(2), of Rule 485.

        [ ] This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

      Title of Securities being registered: Shares of Beneficial Interest

PROSPECTUS                                                          JULY -, 2007

                        PAYDEN/WILSHIRE LONGEVITY FUNDS

                      PAYDEN/WILSHIRE LONGEVITY FUND 2010+

                      PAYDEN/WILSHIRE LONGEVITY FUND 2020+

                      PAYDEN/WILSHIRE LONGEVITY FUND 2030+

                      PAYDEN/WILSHIRE LONGEVITY FUND 2040+

The United States Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PAYDEN/WILSHIRE LONGEVITY FUNDS


       Risk/Return Summary                                             1
          Payden/Wilshire Longevity Fund 2010+
          Payden/Wilshire Longevity Fund 2020+
          Payden/Wilshire Longevity Fund 2030+
          Payden/Wilshire Longevity Fund 2040+
       Fund Performance History                                        6
       Fees and Expenses                                               7
       More About Risks                                                8
       Types of Investments and Associated Risks                      10
       The Fund of Funds Structure                                    18
          Information About the Underlying Payden Funds               18
          Information About the Underlying Metzler/Payden Funds       24
          Information About the Exchange-Traded Funds                 27
       Management of the Funds                                        27
          Adviser                                                     27
          Sub-Adviser                                                 28
       Shareholder Information                                        29

                              Risk/Return Summary

OVERALL SUMMARY

Payden & Rygel ("Adviser") serves as the investment adviser to the four Payden/Wilshire Longevity Funds: the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+, and Payden/Wilshire Longevity Fund 2040+ (each, a "Longevity Fund" and collectively, the "Longevity Funds"). In its oversight of the investment program of the Funds, the Adviser has selected Wilshire Associates Incorporated ("Sub-Adviser") as sub-adviser to allocate the assets of each Longevity Fund among various asset classes. The Adviser selected the Sub-Adviser based upon a due diligence process that focused on, but was not limited to, the Sub-Adviser's investment philosophy and process, people, organization, resources and performance.

Each Longevity Fund operates under a fund of funds structure, which means that each Longevity Fund attempts to implement its investment strategies by investing its assets in the following types of securities:

   (1) Other mutual funds (each an "Underlying Fund" and collectively, the "Underlying Funds") which in turn, invest in a mix of "equity" (stocks) and "fixed income" (bonds) securities. The current Underlying Funds (as of the date of this Prospectus) are described in greater detail in this Prospectus.

   (2) Exchange-traded funds ("ETFs"), which are investment funds that trade like stocks on an exchange. Each ETF holds a collection of securities designed to track the performance of an index or basket of stocks with a specific investment objective. ETFs are described in greater detail in this Prospectus.

   (3) Individual securities (stocks or bonds), as described in this Prospectus. The Adviser will have day-to-day portfolio management responsibility for the portion of each Longevity Fund allocated by the Sub-Adviser to individual securities.

Currently, the Underlying Funds include the "equity" (stock) funds and "fixed income" (bond) funds listed below.

EQUITY UNDERLYING FUNDS                                       FIXED INCOME UNDERLYING FUNDS
-----------------------                                       -----------------------------
Payden U.S. Growth Leaders Fund                               Payden Core Bond Fund
Payden Value Leaders Fund                                     Payden GNMA Fund
Metzler/Payden European Emerging Markets Fund                 Payden High Income Fund
Metzler/Payden European Leaders Fund                          Payden Emerging Markets Bond Fund
Metzler/Payden International Real Estate Fund

Each of the Payden U.S. Growth Leaders Fund, Payden Value Leaders Fund, Payden Core Bond Fund, Payden GNMA Fund, Payden High Income Fund and Payden Emerging Markets Bond Fund is a series of The Payden & Rygel Investment Group (the "Group" or the "Paydenfunds"), the same family of funds as that of the Longevity Funds. Each of the Metzler/Payden European Emerging Markets Fund, Metzler/Payden European Leaders Fund and Metzler/Payden International Real Estate Fund is a series of The Metzler/Payden Investment Group, which is managed by Metzler/Payden, LLC, which in turn is owned equally by the Adviser and the Metzler Bank Group.

These Underlying Funds are offered for sale in separate prospectuses and each such Underlying Fund is described in this Prospectus. For a complete description of these Underlying Funds, you may request the separate prospectuses by calling 877-870-8877.

The relative weightings for each Longevity Fund in various Underlying Funds, ETFs or individual securities will vary over time. No Longevity Fund is required to invest in any particular Underlying Fund or, if it does invest in an Underlying Fund, to invest any minimum percentage of its assets in the Underlying Fund. The same principle applies to investing in various ETFs or individual securities. The Longevity Funds currently expect to invest in some or all of the Underlying Funds. While the Underlying Funds are categorized generally as "equity" (stocks) or "fixed income" (bonds), you should understand that some of the Underlying Funds invest in a mix of securities of foreign and domestic issuers, investment grade and below investment grade bonds, derivatives and other securities, which in each case are subject to additional risk. In consultation with the Adviser, the Sub-Adviser may add, eliminate or replace Underlying Funds at any time and may invest in other funds advised by a select group of investment management firms, or other types of investment securities, all without prior notice to Longevity Fund shareholders.

GOALS

The Longevity Funds are designed for investors planning to reach age 65 close to the year indicated in the name of the particular Longevity Fund. Each Longevity Fund seeks to provide capital appreciation and current income consistent with its current asset allocation. This means that each Longevity Fund allocates its assets between stocks (equity securities) and bonds (fixed income securities), and that this allocation will become more conservative over time as the target age 65 date draws closer and as the investor thereafter continues to move further into life after age 65.

FUND INVESTMENT OBJECTIVES(1)

In the case of each Longevity Fund, the investment objective is to provide a high level of total return over time with an increased emphasis on capital preservation as the target age 65 date approaches. Thereafter, as the investor continues to move further into life after age 65, the emphasis will increasingly be placed on high current income, with a decreasing secondary focus on capital appreciation.

---------------
(1) In the case of each Longevity Fund, this investment objective is fundamental and may be changed only with shareholder approval.

MAIN INVESTMENT STRATEGIES

As indicated, each Longevity Fund operates under a fund of funds structure under which it invests in Underlying Funds, ETFs and individual securities according to an asset allocation strategy designed for investors reaching age 65 close to the year in the Fund's name, plus or minus four or five years. Each asset allocation strategy is designed to reduce the volatility of investment returns while still providing the potential for high long-term total returns that are more likely to be achieved by including some exposure to stocks. Nevertheless, each Longevity Fund's asset allocation will become more conservative over time as the target age 65 date approaches and thereafter, as the investor moves further into life after age 65. As a result, each Longevity Fund will increase its allocation to fixed income securities over time. In addition to investments in the Underlying Funds, each Longevity Fund may also invest directly in individual securities, such as equity or fixed income securities and investment instruments, including options and futures on securities and indices. Moreover, the Underlying Funds or ETFs in which the Longevity Funds invest may invest directly in equity and fixed income securities in accordance with their own investment policies and strategies, which are described in the prospectus for each of the Underlying Funds or ETFs.

As a matter of investment policy, the following is the expected asset allocation for each Longevity Fund between equity (stocks) and fixed income (bonds)
securities as of July   , 2007:

---------------------------------------------------------------------------------------------------------
                                        Longevity Fund   Longevity Fund   Longevity Fund   Longevity Fund
Investment Category                         2010+            2020+            2030+            2040+
---------------------------------------------------------------------------------------------------------
Fixed Income Underlying Funds                  3%               7%               9%               3%
Fixed Income ETFs                              3%               4%               0%               0%
Fixed Income Individual Securities            35%              24%              15%               4%
                                             ----             ----             ----             ----
Subtotal                                      41%              35%              24%               7%
Equity Underlying Funds                       33%              36%              42%              52%
Equity ETFs                                   26%              29%              34%              41%
Equity Individual Securities                   0%               0%               0%               0%
                                             ----             ----             ----             ----
Subtotal                                      59%              65%              76%              93%
Total                                        100%             100%             100%             100%
---------------------------------------------------------------------------------------------------------

Each Longevity Fund's actual asset allocation among the Underlying Funds, ETFs and individual securities is intended to match its current target asset allocation model, which may change from time to time. In addition, each Longevity Fund's assets may be reallocated among the Underlying Funds, ETFs and individual securities at the Sub-Adviser's discretion. However, on at least a quarterly basis, the Sub-Adviser will reassess and make any necessary revisions in each Longevity Fund's current target allocation model, including revising the asset class weightings in the model and adding or removing Underlying Funds, ETFs and individual securities to or from the model. The amounts invested by each Longevity Fund in each investment category will vary from time to time depending on the Sub-Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The Sub-Adviser will also periodically rebalance the weightings in the Underlying Funds, ETFs and individual securities in each Longevity Fund to match its current target asset allocation model. In general, however, the Sub-Adviser does not anticipate making frequent changes in the Longevity Fund's asset allocations and will not attempt to "time" the market. For more information, see "The Fund of Funds Structure" later in this Prospectus.

The Sub-Adviser uses mathematical and statistical investment processes to allocate assets and construct the Longevity Fund portfolios in ways that seek to outperform the Funds' specific benchmarks. However, past performance does not guarantee future results, and these processes may not achieve the desired results.

Under normal circumstances, each Longevity Fund intends to be fully invested in Underlying Funds, ETFs or individual securities as described in this Prospectus. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure, if the Sub-Adviser determines that market conditions warrant, each Longevity Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gains from a rising market, thus reducing the particular Longevity Fund's ability to achieve its investment objective.

MAIN RISKS OF INVESTING IN THE LONGEVITY FUNDS

Risks of Investing in the Underlying Funds and ETFs. Each of the Underlying Funds and ETFs in which a Longevity Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds' and ETFs' shares and therefore the value of the Longevity Fund's shares. By investing in that Longevity Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in the Underlying Funds and ETFs. Moreover, to the extent that the Longevity Fund invests more of its assets in one Underlying Fund or ETF than in another, the Longevity Fund will have greater exposure to the risks of that Underlying Fund or ETF. The investment objective and principal investments of each of the current Underlying Funds are described in the section "More Information About the Underlying Funds." There is no guarantee that the Underlying Funds will achieve their investment objectives. The risks of the Underlying Funds' investments are described in the section "More About Risks."

Allocation Risk. Each Longevity Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. Thus, each Longevity Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser's evaluations and assumptions regarding the Underlying Funds, ETFs or individual securities may be incorrect in view of actual market conditions, and in that event the Sub-Adviser may allocate assets of the Longevity Fund to an asset class that underperforms other asset classes. For example, the Longevity Fund may have a heavy weight in equity securities when the stock market is falling and the fixed income market is rising.

Asset Class Risk. Each asset class of investment involves specific risks. To the extent that a Longevity Fund invests a greater percentage of its assets in equity Underlying Funds, equity ETFs or individual equity securities, such as the Payden/Wilshire Longevity Fund 2040+, it will be more susceptible to the risks associated with equity investments. Similarly, to the extent a Longevity Fund invests a greater percentage of its assets in fixed income Underlying Funds, fixed income ETFs or individual fixed income securities, such as the Payden/Wilshire Longevity Fund 2010+, it will be more susceptible to the risks associated with fixed income investments.

Equity Investments. The Longevity Funds, Underlying Funds and ETFs in which the Longevity Funds invest (each, a "fund") may invest in equity securities. For assets allocated to equity securities, the primary risk is that the value of the stocks held will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Some of the funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Some of the funds may invest in foreign securities, which involve additional risks. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning foreign issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirement comparable to those applicable to U.S. issuers. As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries.

Fixed Income Investments. The Longevity Funds, Underlying Funds and ETFs in which the Longevity Funds invest (each, a "fund") may invest in fixed income, or debt, securities. For assets allocated to fixed income securities, the primary risks are interest rate risk, credit risk and prepayment risk. Interest rate risk is the risk that the value of the debt obligations held by a fund and, therefore, the value of the securities shares of the fund will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates fall, the value of already-issued debt obligations increase in value, and when interest rates rise, the value of already-issued debt obligations decline in value, and they may sell at discounts from their face amounts or from the amounts a fund paid for them. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in a Longevity Fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with the debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit rating of the debt obligations held.

With respect to prepayment risk, when interest rates fall, the issuers of mortgage-related debt obligations may prepay principal to the fund more quickly than expected and the fund may be required to reinvest the proceeds at a lower interest rate.

                            Fund Performance History

Because the Longevity Funds commenced operations on July   , 2007, there is no
prior performance history. Please remember that the Longevity Funds are intended to be long-term investments, performance results are historical, and past performance, particularly over a short time period, is not predictive of future results.

                               Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Longevity Funds. Longevity Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Longevity Fund operating expenses, which vary from year to year.
--------------------------------------------------------------------------------
                    Annual Longevity Fund Operating Expenses
              (expenses that are deducted from each Fund's assets)

                                                                            UNDERLYING                         TOTAL ANNUAL
                                MANAGEMENT   DISTRIBUTION      OTHER         FUND FEES        LESS EXPENSE      OPERATING
                                  FEE(1)     (12B-1) FEE    EXPENSES(2)   AND EXPENSES(3)   REIMBURSEMENT(4)   EXPENSES(4)
                                ----------   ------------   -----------   ---------------   ----------------   ------------
LONGEVITY FUND 2010+               0.19%         0.25%         1.28%           0.40%             (0.72)%           1.40%
LONGEVITY FUND 2020+               0.17%         0.25%         1.28%           0.46%             (0.76)%           1.40%
LONGEVITY FUND 2030+               0.17%         0.25%         1.28%           0.55%             (0.85)%           1.40%
LONGEVITY FUND 2040+               0.15%         0.25%         1.28%           0.65%             (0.93)%           1.40%
(1) The Management Fee is an estimate composed of the investment management fee to be paid to the Sub-Adviser, 0.15%, plus the estimated investment management fee to be paid to the Adviser with respect to that portion of the assets of each
    Longevity Fund for which the Adviser has day-to-day investment management responsibility based on each Longevity Fund's current target allocation as set forth earlier in the Prospectus under "Main Investment Strategies."
(2) Other Expenses are based on estimated amounts for the Longevity Funds' first fiscal year.
(3) Each Longevity Fund's shareholders indirectly bear, pro rata, the expenses of the Underlying Funds in which each
    Longevity Fund invests. These estimates of the indirect expenses for the Longevity Funds' first fiscal year, which will vary with changes in allocations and Underlying Fund and ETF expenses, are based on each Longevity Fund's current target allocation among the Underlying Funds and ETFs and the estimated actual expenses of the shares of those
    Underlying Funds and ETFs.
(4) The Adviser has contractually agreed to waive Management Fees and/or reimburse expenses for each Longevity Fund to the extent that the Total Annual Operating Expenses for each Fund, including the fees and expenses of the Underlying Funds, exceed 1.40% (the "Expense Limitation"). This agreement has a one-year term, may be renewed and may be amended by approval of a majority of the Longevity Funds' Board of Trustees. Each Longevity Fund, for a period not to exceed three
    (3) years from commencement of operations, will repay the Adviser any such expenses waived or reimbursed by the
    Adviser, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.
    Total Annual Operating Expenses are the sum of a Longevity Fund's direct annual operating expenses and of the fees and expenses of each Underlying Fund and ETF in which the Longevity Fund is invested.

--------------------------------------------------------------------------------

EXAMPLE OF FUND EXPENSES

This example will help you compare the cost of investing in a Longevity Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (1) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual fund Operating Expenses. The example is for comparison only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------
                                                                 1 Year      3 Years
                                                                 -------     -------
Longevity Fund 2010+                                              $  0        $  0
Longevity Fund 2020+                                              $  0        $  0
Longevity Fund 2030+                                              $  0        $  0
Longevity Fund 2040+                                              $  0        $  0
------------------------------------------------------------------------------------

                                More About Risks

The Longevity Funds have principal investment strategies that come with inherent risks. Because the Longevity Funds invest in the shares of the Underlying Funds and ETFs, the Longevity Funds will be subject to the risks of the Underlying Funds and ETFs in addition to the risks associated with each Longevity Fund's direct investments. The following paragraphs describe the types of risks that each Longevity Fund may experience through its investments in the Underlying Funds and ETFs. For a more complete discussion of the risks of the Underlying Funds and ETFs, please see the prospectuses of the Underlying Funds and ETFs.

CURRENCY RISK. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

DERIVATIVES RISK. When an Underlying Fund uses derivatives (securities whose values are based upon the values of other securities or indices) to hedge positions in its portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an Underlying Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

CREDIT RISK. For debt securities (bonds), credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an Underlying Fund or ETF. The credit risk of an Underlying Fund or ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an Underlying Fund's or ETF's securities, the higher the risk, assuming all other factors such as maturity are equal.

INTEREST RATE RISK. For debt securities (bonds), interest rate risk is the possibility that the price of a security will fall because of changing interest rates. In general, debt security prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

INVESTMENT STYLE RISK. During certain market conditions, an Underlying Fund with a more specific investment style (such as value or growth) may perform less well than an Underlying Fund that allows greater flexibility in the investment of assets.

LIQUIDITY RISK. An Underlying Fund or ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Underlying Fund or ETF finds to be favorable. An Underlying Fund or ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance.

MARKET RISK. Stock market movements will affect an Underlying Fund's or ETF's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an Underlying Fund or ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

PORTFOLIO STRATEGY RISK. The performance of an Underlying Fund is in part dependent upon the skill of its adviser in making appropriate investments. To the extent that an Underlying Fund's investments differ from the portfolio represented by its benchmark, there exists the potential for volatility of the return of the Underlying Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an Underlying Fund's strategy can lead to substantial differences in the sector or industry allocation of the Underlying Fund relative to the market or index.

PREPAYMENT RISK. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

REINVESTMENT RISK. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or "called") prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an Underlying Fund's or ETF's income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate-and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

TURNOVER RISK. A Longevity Fund or an Underlying Fund that trades aggressively will experience high portfolio turnover and relatively higher brokerage and other transaction costs. Such transaction costs may lower the fund's effective return.

VALUATION RISK. A Longevity Fund or an Underlying Fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

                            Types of Investments and
                                Associated Risks

The following provides additional information on various types of instruments in which the Longevity Funds, Underlying Funds and ETFs (each, a "fund") may invest and their associated risks. Because the Longevity Funds invest in shares of the Underlying Funds and ETFs, the Longevity Funds indirectly invest in the same investments as listed for the Underlying Funds and ETFs. For a more detailed description of the various types of instruments in which the Underlying Funds and ETFs may invest and their associated risks, please see the section entitled "Investment Strategies/Techniques and Related Risks" in the Longevity Funds' Statement of Additional Information ("SAI").

INFLATION-INDEXED SECURITIES

Unlike a conventional bond, on which the issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal and interest payments that are adjusted over time to reflect inflation -- a rise in the general price level. Inflation-indexed securities are designed to provide a "real rate of return" -- a return after adjusting for the impact of inflation, which erodes the purchasing power of an investor's portfolio. This adjustment is a key feature, although during a period of deflation principal and interest payments on inflation-indexed securities will be adjusted downward, and the investing fund will be subject to deflation risk with respect to these investments. The price of inflation-indexed securities is affected by fluctuations in "real" interest rates (the component of interest rates not tied to investor expectations of future inflation). A rise in real interest rates will generally cause the price of an inflation-indexed security to fall, while a decline in real interest rates will generally increase the price of an inflation-indexed security.

MORTGAGE-BACKED SECURITIES

The funds may invest in obligations issued to provide financing for U.S. residential housing and commercial mortgages. Each current fixed income Underlying Fund, except the Payden GNMA Fund, may also invest in foreign mortgage-related securities. Payments made on the underlying mortgages and passed through to an investing fund represent both regularly scheduled principal and interest payments, as well as prepayments of principal. Mortgage-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require an investing fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if the mortgages default or if guarantors or insurers default.

ASSET-BACKED RECEIVABLES

U.S. and foreign asset-backed receivables represent undivided fractional interests in trusts with assets consisting of a pool of loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require an investing fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if the loans default or if guarantors or insurers default.

U.S. GOVERNMENT AND AGENCY SECURITIES

Most of the Underlying Funds purchase debt obligations issued by the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government. These securities include U.S. Treasury bills, notes and bonds. In addition, many of the Underlying Funds purchase debt obligations, commonly called U.S. Government agency securities, which are issued by agencies chartered by the U.S. Government. These issuers are generally classified as government-sponsored enterprises and are often referred to as "GSEs." The current Underlying Funds primarily invest in securities issued by the following GSEs:

- The Government National Mortgage Association (GNMA) issues mortgage-backed securities that are collateralized by home loans. GNMA securities are backed by the full faith and credit of the United States.

- The Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) both issue debt obligations in order to purchase home mortgages. Both agencies package portions of these mortgages into mortgage-backed securities that are sold to investors such as the Underlying Funds. These securities are not backed by the full faith and credit of the U.S. Government. However, each of FNMA and FHLMC currently has access to a line of credit with the U.S. Treasury.

- The Federal Home Loan Bank System (FHLB) is comprised of twelve regional banks that provide liquidity and credit to thrift institutions, credit unions and commercial banks. FHLB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. Government. However, similar to FNMA and FHLMC, FHLB has access to a line of credit with the U.S. Treasury.

- The Federal Farm Credit Bank System (FFCB) is comprised of cooperatively owned lending institutions that provide credit to farmers and farm-affiliated businesses. FFCB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. government, nor can FFCB borrow from the U.S. Treasury.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Each of the Payden Core Bond, Payden High Income and Payden Emerging Markets Funds may invest in fixed-rate and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk and risks of being a lender. If an Underlying Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

EXCHANGE-TRADED FUNDS

Each Longevity Fund and each Underlying Fund may invest in exchange-traded funds ("ETFs") and other broad market derivative instruments. However, under the Investment Company Act of 1940, each Longevity Fund and each Underlying Fund, together with its affiliated persons, may not hold in the aggregate more than 3% of the outstanding shares of any ETF.

ETFs are investment pools designed to track closely the performance of any one or an array of market indexes. Examples include the S&P 500 Index and the MSCI Europe Index. ETFs trade on the American Stock Exchange, the Chicago Board Options Exchange and the New York Stock Exchange in the same way shares of publicly held companies trade on such exchanges. ETF shares may be traded any time during normal trading hours, using all of the portfolio management approaches associated with stocks, e.g., market orders, limit orders, or stop orders. ETFs are also subject to the risks of trading halts due to market conditions or other reasons. In addition, investment in an ETF by a Longevity Fund or an Underlying Fund will involve duplication of expenses, as it will require payment by the Fund of its pro rata share of advisory and administrative fees charged by the ETF.

BELOW INVESTMENT GRADE DEBT OBLIGATIONS

Each of the Payden High Income and Payden Emerging Markets Bond Funds may invest in below investment grade debt obligations. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities determined by the Adviser to be of comparable quality. Lower quality debt securities are more speculative, less liquid and involve a greater risk of default or price change due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty.

FOREIGN INVESTMENTS

Each Longevity Fund and each current Underlying Fund, except the Payden GNMA Fund, may invest in securities of foreign issuers ("foreign securities"). Investing in foreign securities involves certain risks and considerations not typically associated with investing in U.S. securities. These may include less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, auditing and financial reporting standards, practices and requirements. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Some foreign securities are less liquid and their prices more volatile than U.S. securities. In addition, settling transactions in foreign securities may take longer than in U.S. securities. Obtaining and enforcing judgments against foreign entities may be more difficult than obtaining them against domestic entities.

Changes in foreign exchange rates may adversely affect the value of a Longevity Fund or an Underlying Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

DEPOSITORY RECEIPTS

Each of the Metzler/Payden European Emerging Markets, Metzler/Payden European Leaders and Metzler/Payden International Real Estate Funds may invest in depository receipts. American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company, which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS

Each current Equity Underlying Fund and each of the Payden Core Bond, Payden High Income and Payden Emerging Markets Bond Funds normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). None of these Underlying Funds will generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect an Underlying Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and an Underlying Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Underlying Funds' custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

EMERGING MARKETS

Each current Underlying Fund, except for the Payden GNMA Fund, may invest in securities of issuers organized or headquartered in emerging market countries. Foreign investment risks are generally greater for securities of such companies. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

DELAYED DELIVERY TRANSACTIONS

Each current Underlying Fund may engage in delayed delivery transactions. These transactions involve an Underlying Fund's commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, an Underlying Fund will set aside and maintain until the settlement date in a segregated account cash, U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, an Underlying Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When an Underlying Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, an Underlying Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, an Underlying Fund will not invest more than 50% of its total assets in when-issued and delayed delivery transactions.

DERIVATIVE INSTRUMENTS

Each current Underlying Fund may use derivative instruments for risk management purposes or otherwise as part of its investment strategies. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, interest rate, total return and credit default swaps). Each current Underlying Fund may invest some or all of its assets in derivative instruments. The current Underlying Funds typically use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk. The current Underlying Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by an Underlying Fund will succeed. A description of these and other derivative instruments that the current Underlying Funds may use are described under "Derivative Instruments" in the section on "Investment Strategies/ Techniques and Related Risks" in the Longevity Funds' SAI, a copy of which is available, free of charge, on the Longevity Funds' Internet site at www.payden.com.

An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Strategies/Techniques and Related Risks" in the Longevity Funds' SAI. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the current Underlying Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. In addition, credit default swaps could result in losses if an Underlying Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each current Underlying Fund will segregate assets determined to be liquid by its adviser in accordance with established procedures, or as permitted by applicable regulation enter into certain offsetting positions, to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Underlying Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. An Underlying Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Underlying Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Underlying Fund investments. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Underlying Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may cause the Underlying Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Underlying Fund had not used such instruments.

REAL ESTATE COMPANIES

The Metzler/Payden International Real Estate Fund invests in real estate companies. A real estate company is one that (1) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (2) has at least 50% of its assets in such real estate. Real estate equity securities can consist of (1) common stocks, including shares of real estate investment trusts ("REITs," which are a type of U.S. real estate company) or shares of similar U.S. or non-U.S. REIT-like entities; (2) rights or warrants to purchase common stocks; (3) securities convertible into common stocks where the conversion feature represents a significant element of the securities' value; and (4) preferred stocks. Under normal market conditions, the Metzler/Payden International Real Estate Fund invests at least 80% of its total assets in the equity securities of non-U.S. real estate companies.

   REITs. A REIT is a type of U.S. real estate company that pools investors' funds to own, and usually operate, income-producing real estate, or to invest in real estate related loans or interests. REITs are not subject to U.S. corporate income tax, provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

   Non-U.S. Real Estate Companies. Under normal market conditions, the Metzler/Payden International Real Estate Fund will invest at least 80% of its total assets in the equity securities of non-U.S. real estate companies. These companies may have characteristics that are similar to a REIT entity, as a number of countries around the world have approved, or are considering approving, the establishment of REIT-like entities pursuant to which these companies are not subject to corporate income tax in their home countries, provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. While the Metzler/Payden International Real Estate Fund is not limited to investing in REIT or REIT-like entities, it is expected that the Metzler/Payden International Real Estate Fund will invest primarily in these types of companies.

Although the Metzler/Payden International Real Estate Fund will not invest in real estate directly, because of its policy to concentrate its assets in real estate securities, the Metzler/Payden International Real Estate Fund is also subject to the risks associated with the direct ownership of real estate. These risks include, but are not limited to, declines in the value of real estate, risks related to general local and economic conditions, possible lack of availability of mortgage funds, overbuilding, extended property vacancies, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986 or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

                          The Fund of Funds Structure

Each of the Longevity Funds is structured as a "fund of funds," which means that each Longevity Fund attempts to implement its investment strategies by investing substantially all of its assets in the Underlying Funds and ETFs, as well as individual securities.

Each Longevity Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Sub-Adviser constructs and maintains asset allocation strategies for the Longevity Funds. The degree to which a Longevity Fund is invested in the particular market segments or asset classes represented by the Underlying Funds or ETFs varies, as does the investment risk and reward potential represented by each Longevity Fund. The Sub-Adviser's selection of the Underlying Funds or ETFs may have a positive or negative effect on a Longevity Fund's performance.

In managing the Longevity Funds, the Sub-Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Funds or ETFs) is the central theme of the Sub-Adviser's investment philosophy. The Sub-Adviser seeks to reduce risk by investing in Underlying Funds that are diversified within each asset class. Finally, the Sub-Adviser will rebalance allocations to ensure that the appropriate mix of assets for each Longevity Fund is constantly in place.

Each Longevity Fund reserves the ability to discontinue using a fund of funds structure and invest directly in the types of securities in which the Underlying Funds invest. Shareholders will be notified in advance before the structure of a Longevity Fund is changed.

An investor in any Longevity Fund should understand that, as an alternative, the investor could invest directly in the Underlying Funds, ETFs or individual securities. By investing indirectly in the Underlying Funds or ETFs through a Longevity Fund, the investor incurs directly not only a proportionate share of the expenses of the particular Longevity Fund, but also incurs indirectly similar expenses for the Underlying Funds or ETFs, as discussed under "Fees and Expenses" in this Prospectus. However, an investor who chooses to invest directly in an Underlying Fund or ETF would not receive the asset allocation and rebalancing services provided by the Sub-Adviser.

A description of the Longevity Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI on the Funds' website, www.payden.com.

INFORMATION ABOUT THE UNDERLYING PAYDEN FUNDS

Paydenfunds. The following Underlying Funds are managed by the Adviser. Set forth below is a brief description of the investment objective and principal investment strategies for these Underlying Funds. A more detailed description of each of these Underlying Funds' Principal Investment Strategies and Principal Investment Risks, as well as a description of the Adviser's investment management process for these Underlying Funds, may be found in the prospectus for these Underlying Funds at www.payden.com.

PAYDEN GNMA FUND

INVESTMENT OBJECTIVE: The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities ("GNMA Securities"), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other "U.S. Government Obligations," which are defined as U.S. Treasury bonds, notes and bills, and other bonds and obligations issued or guaranteed by the U.S. Government, Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association
   (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities, and in the same types of investment grade obligations issued by U.S. entities as the Payden Core Bond Fund.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and issuer scenario analysis, in making investment decisions.

- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PAYDEN CORE BOND FUND

INVESTMENT OBJECTIVE: The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts; (7) exchange-traded funds and (8) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities that the Adviser determines to be of comparable quality.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PAYDEN HIGH INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds, commonly known as "high yield bonds" or "junk bonds."

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts and (7) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax.

- The Fund invests at least 80% of its total assets in debt securities rated below investment grade, or securities that the Adviser determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines are of comparable quality.

-  The Fund emphasizes investments in debt securities of:

    - Issuers with credit ratings at the lower-risk end of the high yield bond spectrum which the Adviser believes have stable to improving business prospects.

    - Issuers the Adviser believes are in the growth stage of development and have reasonable prospects for improved operating results and credit ratings.

    - Issuers that have undergone leveraged buyouts or recapitalizations.

- The Fund's total investment in securities of issuers organized or headquartered in emerging market countries will not exceed 30% of its total assets.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity and there is no limit on the Fund's maximum average portfolio maturity.

PAYDEN EMERGING MARKETS BOND FUND

INVESTMENT OBJECTIVE:  The Fund seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by foreign companies; (3) foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and (5) convertible bonds and preferred stock.

- Under normal market conditions, the Fund invests at least 80% of its total assets in debt instruments and income-producing securities issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. The Fund may invest up to 20% of its total assets in other debt instruments and income-producing securities, including those of issuers located in countries with developed securities markets.

- Generally, an "emerging markets country" is any country which the World Bank (the International Bank for Reconstruction and Development), the International Finance Corporation or the United Nations defines as having an emerging or developing economy. However, the Adviser has broad discretion to identify and invest in countries that it considers to qualify as "emerging markets countries." The Fund currently concentrates its investments in Latin America, Asia and the developing securities markets of Europe.

- Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines to be of comparable quality.

- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign companies.

- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PAYDEN U.S. GROWTH LEADERS FUND

INVESTMENT OBJECTIVE:  The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests primarily in common stocks of publicly traded U.S. growth companies that are financially strong, well-established, and world leaders in their industries. The Fund will generally choose its investments from the largest 1,000 U.S. companies ranked by market capitalization (total market price of outstanding equity securities).

- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in securities of foreign companies, including companies in emerging markets.

- The Fund invests from time to time in ETFs, such as Standard & Poor's Depositary Receipts, and other broad equity market derivative instruments as a means to efficiently add specific sector, country or style exposure to the Fund and to invest smaller amounts of cash generally related to miscellaneous daily cash flows.

-  The Fund invests from time to time in real estate investment trusts.

- The Adviser selects securities based on the following criteria. The weight it gives to a particular factor depends on the circumstances at the time of purchase, and some portfolio holdings may not meet all of the criteria:

    - The Fund invests in companies that have a dominant market share, or are in specialized market niches.

    - The Fund invests in companies with strong earnings and cash flows to finance future growth.

    - The Fund invests in companies that have a global presence, that enjoy the benefits of size and scale, and that serve underpenetrated and rapidly growing markets.

- The Adviser believes that companies with these characteristics should have relatively low business risk and relatively high ability to sustain earnings growth.

- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PAYDEN VALUE LEADERS FUND

INVESTMENT OBJECTIVE:  The Fund seeks growth of capital and some current income.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests approximately 50% of its total assets in a portfolio of common stocks structured to perform in a manner similar to securities of a group of companies with large market capitalizations that have relatively low price-to-book ratios and forecasted growth values -- so-called "large cap value stocks," such as the Fund's benchmark, the Russell 1000 Value Index. The Adviser uses a quantitative technique to structure a portfolio of large cap value stocks designed to approximate the performance of the Fund's benchmark.

- Under normal market conditions, the Fund invests the remaining approximately 50% of its total assets in a combination of one or more exchange-traded funds, such as the Russell 1000 Value Index ishares.

- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in equity securities of foreign companies, including companies in emerging markets.

- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

INFORMATION ABOUT THE UNDERLYING METZLER/PAYDEN FUNDS

The following Underlying Funds are managed by Metzler/Payden, LLC ("Metzler/Payden"), an investment adviser registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, which is owned equally by the Adviser and the Metzler Bank Group of Frankfurt, Germany. Set forth below is a brief description of the investment objective and principal investment strategies for these Underlying Funds. A more detailed description of each of these Underlying Funds' Principal Investment Strategies and Principal Investment Risks, as well as a description of Metzler/Payden's investment management process for these Underlying Funds, may be found in the prospectus for these Underlying Funds at www.metzlerpayden.com.

METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND

INVESTMENT OBJECTIVE:  The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of issuers, regardless of their level of capitalization, that are organized or headquartered in, or that derive a very substantial portion of their revenue from, European emerging market countries, including but not limited to Hungary, the Czech Republic, Poland, the states of the former Yugoslavia, Bulgaria, Romania, Turkey, the Baltic countries, Russia and the former Soviet Republic countries located in Europe.

- The Fund invests in the equity securities of companies that have the potential for above average long-term growth. Essential elements of the selection process include evaluation of macroeconomic factors in each country combined with political conditions, foreign exchange fluctuations and tax considerations.

- The Fund's investment process includes a proprietary quantitative bottom-up based model that screens and ranks stocks in a specific country based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield. Metzler/Payden then performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, management interviews and valuation of corporate earnings estimates. Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund's investment objective and policies.

- The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, Metzler/Payden will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

- The Fund is "non-diversified," which means that Metzler/Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

METZLER/PAYDEN EUROPEAN LEADERS FUND

INVESTMENT OBJECTIVE:  The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in a portfolio of the common and preferred stocks of issuers organized or headquartered in European countries. These countries are principally Western European countries, including but not limited to the United Kingdom, France, Germany, Spain, Italy, Switzerland, Austria and the Scandinavian countries, but these countries may also include European emerging markets countries.

- The portfolio structure depends on a "bottom-up" stock picking process. Metzler/Payden selects individual equity securities based on a proprietary quantitative sector-based model that screens and ranks all stocks in a specific sector/country based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield. Metzler/Payden then performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, management interviews and evaluation of corporate earnings estimates. Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund's investment objective and policies.

- The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, Metzler/Payden will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

- The Fund is "non-diversified," which means that Metzler/Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

METZLER/PAYDEN INTERNATIONAL REAL ESTATE FUND

INVESTMENT OBJECTIVE:  The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in non-U.S. real estate equity securities. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or has at least 50% of its assets in real estate. For further information on real estate companies and REITs or REIT-like entities, please see the discussion under "Types of Investments and Associated Risks" earlier in this Prospectus.

- In addition, under normal market conditions, the Fund may invest up to 20% of its total assets in other equity securities, including U.S. REITs and other U.S. real estate equity securities, and in fixed income securities issued by real estate companies.

- While the Fund will normally invest in real estate equity securities primarily in developed countries, the Fund may also invest up to 25% of its total assets in real estate equity securities of companies domiciled in emerging market countries.

- In making investment decisions for the Fund, Metzler/Payden relies on fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return, through a combination of dividend income and capital appreciation. In making that evaluation, the Adviser analyzes the company's current financial condition, its industry position and relevant economic and market conditions. Company-specific factors include quality of management, financial condition, property portfolio corporate governance, business plan and cash flow and dividend growth potential. Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund's investment objective and policies.

- The Fund is "non-diversified," which means that Metzler/Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

INFORMATION ABOUT EXCHANGE-TRADED FUNDS

In addition to the Underlying Funds described above, the Longevity Funds may invest in so-called "exchange-traded funds" or "ETFs". ETFs are investment portfolios that trade like stocks on an exchange. An ETF generally holds a collection of securities designed to track the performance of an index, or a basket of stocks, with a specific investment objective.

As a result, the performance of the ETF should generally reflect the performance of its underlying index, or basket, before fees and expenses. Currently, it is expected that the Longevity Funds will invest in equity ETFs that are designed to track the U.S. growth market segment (the Vanguard Growth VIPER), the U.S. small cap growth market segment (the Vanguard Small Growth VIPER), the U.S. value market segment (the Vanguard Value VIPER), the U.S. small cap value market segment (the Vanguard Small Value VIPER), the emerging market equity market segment (the Vanguard Emerging Market Equity VIPER), the Europe, Australasia and Far East (EAFE) equity market segment (the iShares MSCI EAFE Index), the European equity market segment, excluding the United Kingdom (the MSCI Europe ex UK ETF), the United Kingdom equity market segment (the MSCI UK ETF), the Pacific Rim equity market segment, excluding Japan (the MSCI Pacific ex Japan ETF) and the Japan equity market segment (the MSCI Japan ETF). In addition, the Longevity Fund may invest in fixed income ETFs that are designed to track the broad U.S. fixed income market (the iShares Lehman Aggregate Fund).

                            Management of the Funds

The overall responsibility for the supervision of the affairs of the Longevity Funds rests with the Board of Trustees of the Group. As described below, the Board of Trustees has approved contracts with others to provide certain services to the Longevity Funds.

ADVISER

The Board of Trustees has retained the Adviser as investment adviser to provide overall investment management of the Longevity Funds, to review and supervise the day-to-day investment management activities of the Sub-Adviser, and in coordination with the Sub-Adviser to manage the investment and reinvestment of that portion of the assets of the Longevity Funds for which the Adviser has day-to-day investment management responsibility. The Adviser's principal office is located at 333 South Grand Avenue, Los Angeles, California 90071. Mary Beth Syal, CFA, a Managing Principal of the Adviser, Brian W. Matthews, CFA, a Managing Principal of the Adviser, and Christopher Orndorff, CFA, a Managing Principal of the Adviser, are the Adviser's portfolio managers for each of the Longevity Funds with respect to that portion of each Longevity Fund for which the Adviser has day-to-day investment management responsibility. Ms. Syal has been with the Adviser since 1991 and has been in the investment management business for 22 years. Mr. Matthews joined the Adviser in 1986 and has been in the investment management business for 25 years. Mr. Orndorff has been with the Adviser since 1990 and has been in the investment management business for 22 years.

For the investment services provided to the Longevity Funds and the expenses assumed pursuant to the Adviser's Investment Advisory Agreement with the Group respect to the Longevity Funds, the Adviser receives a fee with respect to that portion of each Longevity Fund's assets for which it has day-to-day investment management responsibility, computed daily as a percentage of average daily net assets and payable monthly as follows: 0.10% for passive fixed income strategies; 0.30% for active fixed income strategies; 0.60% for active U.S. equity strategies; 0.75% for active non-U.S. equity strategies; and 1.00% for alternative (e.g., real estate, commodities, long/short equity) strategies.

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory contract with the Adviser with respect to the Longevity Funds will be included in the Funds' Annual Report for the fiscal year ending October 31, 2007.

SUB-ADVISER

The Group and the Adviser have employed the Sub-Adviser to provide the day-to-day investment management of the Longevity Funds, including the investment and reinvestment of the assets of the Longevity Funds and to continuously review, supervise and administer the Longevity Funds' investment programs. The Sub-Adviser's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085. The Sub-Adviser conducts its investment decision-making through an investment committee structure.

The Sub-Adviser's duties under its investment advisory agreement with the Group and the Adviser with respect to the Longevity Funds include providing a continuous investment program for each Longevity Fund, including investment, research and management with respect to all securities and investments and cash equivalents for each Longevity Fund. Cleo Chang, a Vice President of the Sub-Adviser, is the Sub-Adviser's portfolio manager for each of the Longevity Funds.
Ms. Chang joined the Sub-Adviser in 2005. From         to         she was
employed by Harris myCFO Investment Management Services, LLC, in Los Angeles as the manager responsible for asset allocation, manager selection and portfolio
construction. From         to         , she was a manager research analyst with
Asset Strategy Consulting, LLC in Los Angeles.

For the investment services provided to the Longevity Funds and the expenses assumed pursuant to the investment advisory agreement, the Sub-Adviser receives a fee of 0.15% based on each Fund's average daily net assets, computed daily and payable monthly.

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory contract with the Sub-Adviser with respect to the Longevity Funds will be included in the Funds' Annual Report for the fiscal year ending October 31, 2007.

                            Shareholder Information

PRICING OF FUND SHARES: NET ASSET VALUE

The net asset value per share ("NAV") of each Longevity Fund is determined each day the New York Stock Exchange is open for trading as of the close of regular trading (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Longevity Fund by the number of shares outstanding and rounding to the nearest penny.

UNDERLYING FUNDS. In valuing a Longevity Fund's investment in Underlying Funds, the Longevity Fund uses the NAVs for the Underlying Funds.

ETFS. In valuing a Longevity Fund's investment in ETFs, the Longevity Fund uses market prices per the ETFs.

FIXED INCOME SECURITIES. Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Longevity Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

EQUITY SECURITIES. Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

FAIR VALUE PRICING. Fixed income or equity securities for which market quotations are not readily available will be priced at their fair value as determined in good faith using procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Longevity Funds. In considering the fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security (such as price and earnings ratios for equity securities or yield to maturity for fixed income securities); the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.

Fair value pricing generally occurs when (1) developments occur that will affect the value of a Longevity Fund's holdings ("significant events"), and (2) those significant events occur after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Longevity Fund. A significant event may relate to a single issuer or an entire market. Examples include: inter-day market halts when no further trading in the securities occurs that day; other developments related to a particular issuer; or significant market fluctuations, natural disasters, armed conflicts or significant governmental actions.

With respect to events affecting securities markets as a whole, the Valuation and Liquidity Guidelines provide that the analysts and portfolio managers for the Longevity Funds monitor the news for significant events related to U.S. securities markets that may generally affect foreign securities markets. If the broad-based U.S. benchmark moves by more than the designated amount between its close on the previous day and the day in question, then the designated members of the Pricing Committee of the Board of Trustees determine based on the facts available (1) whether or not the movement in the U.S. market was likely to have been taken into account by the foreign market, i.e., whether or not it occurred before or after the close of the applicable foreign market, (2) whether based on that determination the Longevity Fund should be subject to fair value pricing, and (3) if so, the fair value price of each of the securities in the Longevity Fund based on one or more of the factors described above.

HOW TO PURCHASE SHARES

You may purchase shares of each Longevity Fund based on the net asset value per share without a sales charge. You may open an account by completing a New Account Application and mailing it to the appropriate address below under "Initial Investment." You cannot purchase shares until the Longevity Fund has received a properly completed application in which all required information has been provided. The Longevity Funds' transfer agent (the "Transfer Agent") is required by law to obtain certain personal information from you (or a person authorized to act on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Longevity Fund and the Transfer Agent each reserves the right to decline to open your account, to close any existing account you may have, or to take such other action as they deem reasonable or required by law. Finally, the Longevity Fund does not accept cash, money orders, third party checks, traveler's checks, credit card checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk.

To open a tax-sheltered retirement plan (such as an IRA), you must complete special application forms. Please be sure to ask for an IRA information kit.

MINIMUM INVESTMENTS

The minimum initial and additional investment amounts for each type of account are as follows:

--------------------------------------------------------------------------------------
                                                               INITIAL      ADDITIONAL
ACCOUNT TYPE                                                  INVESTMENT    INVESTMENT
--------------------------------------------------------------------------------------
Regular                                                         $5,000        $1,000
Tax-Sheltered                                                   $2,000        $1,000
Electronic Investment
  Set schedule                                                  $2,000          $250
  No set schedule                                               $5,000        $1,000
  Automatic Exchange                                                NA        $1,000
--------------------------------------------------------------------------------------

INITIAL INVESTMENT

BY CHECK


1. Complete a New Account Application

2. Make the check payable to the Payden/Wilshire Longevity Funds, and mail it along with the application to:
       Payden/Wilshire Longevity Funds
       P.O. Box 1611
       Milwaukee, WI 53201-1611

BY FEDERAL FUNDS WIRE

1. Complete a New Account Application and mail it to:
       Payden/Wilshire Longevity Funds
       P.O. Box 1611
       Milwaukee, WI 53201-1611

2. Wire funds to the Longevity Funds' custodian (the "Custodian") as follows when the application has been processed:
       Mellon Trust of New England, N.A.
       ABA 011001234
       A/C #115762 Mutual Funds #6630
       Credit to Payden/Wilshire Longevity Funds -- (insert name of specific Fund here)
       For Account of (insert your account name here)

3. Please call the Payden/Wilshire Longevity Funds, at (888) 409-8007, to advise of any purchases by wire.

Your purchase will be based on the net asset value per share next determined after the Payden/Wilshire Longevity Funds receives your order in proper form. It will accept purchase orders only on days on which the Funds and the Custodian are open for business.

All Longevity Funds and the Custodian are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Custodian is closed on Columbus Day and Veteran's Day. Funds received for purchase on any of these holidays are processed on the following business day.

ADDITIONAL INVESTMENTS

You may make additional investments at any time by check, by use of the Automated Clearing House System ("ACH") (by telephone or via the Longevity Funds' Internet site at payden.com using the Account Access function under Mutual Funds (user registration required)), or by calling the Payden/Wilshire Longevity Funds, at (888) 409-8007, and wiring federal funds to the Custodian as described above.

PURCHASES THROUGH BROKERS

The Longevity Funds have authorized one or more brokers to accept purchase orders on behalf of the Longevity Funds, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Longevity Funds. A Longevity Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee accepts the order. A shareholder's purchase order will be priced based on the Longevity Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a transaction-based or other fee for handling the purchase or sale of shares, and additional conditions may apply.

SHAREHOLDER SERVICING PLAN

The Board of Trustees of the Longevity Funds has adopted a Shareholder Servicing Plan that allows each Longevity Fund discussed in this Prospectus to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Longevity Fund shareholders who invest in the Longevity Fund through the intermediary. The fee is payable at an annual rate not to exceed 0.20% of the Longevity Fund's average daily net assets invested through the intermediary. Because these fees are paid out of the Longevity Fund's assets, over time these fees will increase the cost of your investment.

RULE 12B-1 DISTRIBUTION PLAN

The Board of Trustees of the Longevity Funds has adopted a Distribution Plan pursuant to SEC Rule 12b-1 that allows each Longevity Fund discussed in this Prospectus to pay asset-based sales charges or distribution and service fees for the distribution, sale or servicing of its shares. These activities include advertising, compensation to the Longevity Funds' distributor and others for sales and marketing activities and materials and related shareholder servicing. The fee is payable at an annual rate of 0.25% of each Longevity Fund's average daily net assets. As indicated in the table in the "Fees and Expenses" discussion for the Longevity Funds, this fee is included in the Annual Fund Operating Expenses for each Longevity Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment.

TAX-SHELTERED RETIREMENT PLANS

The Longevity Funds accept purchases of shares by tax-sheltered retirement plans, such as IRAs, rollover IRAs, Roth IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans and Coverdell Education Savings Plans. Please call a Longevity Fund Representative, at (888) 409-8007, to receive a retirement package which includes a special application for tax-sheltered accounts. The Longevity Funds do not provide fiduciary administration or custody for such plans. The Longevity Funds currently pay the fiduciary administration fee charged by the plan custodian.

EXCHANGE PRIVILEGE

Shares of a Longevity Fund may be exchanged for shares of any other Longevity Fund offered in this Prospectus. The minimum amount for any exchange is $1,000. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.

In general, the Longevity Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the New Account Application or an Account Privileges Change Form, you may make exchanges by calling the Paydenfunds at (888) 409-8007. You may also make exchanges via our Internet site at payden.com using the Account Access function under Mutual Funds (user registration required). Finally, you may participate in the Automatic Exchange Program to automatically redeem a fixed amount from one Longevity Fund for investment in another Longevity Fund on a regular basis. The Longevity Funds may modify or discontinue this exchange privilege at any time on 60 days notice. The Longevity Funds also reserve the right to limit the number of exchanges you may make in any year to avoid excessive Fund expenses.

TELEPHONE PRIVILEGE

You may exchange or redeem shares by telephone, at (888) 409-8007, if you have elected this option on your New Account Application, or if you complete an Account Privileges Change Form. If you call before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the exchange or redemption will be based on the net asset value determined that day; if you call after the close of regular trading on the New York Stock Exchange, the exchange or redemption will be based on the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Longevity Funds by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

By electing the telephone privilege, you may be giving up some security. However, the Longevity Funds employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine. Each Longevity Fund reserves the right to refuse a telephone exchange or redemption request if the Longevity Fund or its agents believes that the person making the request is not properly authorized. Neither the Longevity Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

AUTOMATED INVESTMENT PROGRAMS

You may use two programs for automated investments in the Longevity Funds.

ELECTRONIC INVESTMENT PLAN. You may elect to make additional investments in any Longevity Fund using the ACH, which transfers money directly from your account at your financial institution to the Longevity Fund for investment. You may not make an initial investment in any Longevity Fund through the ACH.

You have two investment options. First, you may elect to make investments on a set schedule either monthly or quarterly. Under this option, your financial institution will deduct an amount you authorize, which will normally be credited to the Longevity Fund on your choice of either the 1st or 15th day of the month (or next business day if the day you chose falls on a holiday or weekend day). Your financial institution will typically debit your account the prior business day. The minimum initial investment, which may be made by check or wire, is $2,000, with additional investments through the ACH of at least $250.

Under the second option, you may also elect to authorize transfers through the ACH via telephone request, or via the Longevity Funds' Internet site at payden.com using the Account Access function under Mutual Funds (user registration required). Money will be withdrawn from your account at your financial institution only when you authorize it. Under this option, the minimum initial investment is $5,000, with additional investments through the ACH of at least $1,000. If the Longevity Fund receives your telephone request or internet request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the investment will be based on the net asset value determined that day. For telephonic requests or internet requests received after the close of regular trading on the New York Stock Exchange, the investment will be based on the net asset value determined on the next business day.

Please note the following guidelines:

-  Your financial institution must be a member of the ACH.

- You must complete and return an Account Privileges Change Form along with a voided check or deposit slip, and it must be received by the Longevity Fund at least 15 days before the initial transaction.

- You must establish an account with the Longevity Fund before the Electronic Investment Plan goes into effect.

- The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.

- You can terminate your participation in the Electronic Investment Plan by writing to Payden/Wilshire Longevity Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or by phone, at (888) 409-8007, and it will become effective the month following receipt.

AUTOMATIC EXCHANGE PLAN. You may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Longevity Fund for investment in another Longevity Fund on a regular basis. You can elect this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Longevity Funds. The automatic transfer is effected on your choice of either the 1st or 15th day of the month (or the next business day if the day you chose falls on a holiday or on a weekend).

OTHER PURCHASE INFORMATION

The Longevity Funds issue full and fractional shares, but do not issue certificates. Some Longevity Funds may not be available in all jurisdictions. Each Longevity Fund reserves the right, in its sole discretion, to suspend the offering of its shares; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Longevity Fund; and to redeem shares if information provided in the New Account Application proves to be incorrect in any material manner.

MEDALLION SIGNATURE GUARANTEE -- ACCOUNT CHANGES AND REDEMPTIONS

A Medallion Signature Guarantee assures the Longevity Funds that a signature is genuine. It is intended to protect shareholders and the Longevity Funds against fraudulent transactions by unauthorized persons. Medallion Signature Guarantees are required by the Longevity Funds in the following cases:

ACCOUNT CHANGES (YOU MUST USE THE ACCOUNT PRIVILEGES CHANGE FORM)

-  To add bank information to an existing account.

-  To change your existing bank account of record.

-  To add telephone privileges.

- To change account name due to marriage or divorce (you can also provide a copy of the certified legal documents).

-  To change registered account holders.

ACCOUNT REDEMPTIONS

-  To request a redemption in excess of $100,000, which must be in writing.

- To request a wire transfer of redemption proceeds to a bank account other than the bank account of record.

- To request redemption proceeds to be mailed to an address other than the address of record.

- To request redemption proceeds to be mailed to a person other than the record owner of the shares.

-  To request a redemption within 30 days of an address change.

- On the IRA Transfer Form, if you are transferring your Payden/Wilshire Longevity Funds IRA to another fund family.

- Certain transactions on accounts involving executors, administrators, trustees or guardians.

The Longevity Funds reserve the right to require a Medallion Signature Guarantee under other circumstances.

HOW TO OBTAIN A MEDALLION SIGNATURE GUARANTEE

Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange.

HOW TO REDEEM SHARES

Each Longevity Fund will redeem your shares based on the net asset value per share next determined following receipt of your request in proper form. You can redeem shares by contacting the Longevity Fund in writing, by telephone, or via the Longevity Funds' Internet site at payden.com. Redemption requests by telephone or via the Internet may not exceed $100,000. Except as indicated under "Redemption Fees," the Longevity Funds generally do not charge for redemptions. Fund shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Longevity Fund at the time of redemption.

Send your redemption requests (a) in writing to Payden/Wilshire Longevity Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or if you have selected either of these options on your New Account Application (b) by telephone at (888) 409-8007, or
(c) via the Longevity Funds' Internet site at payden.com. The Longevity Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. If the redemption is for $100,000 or more, or if you request a redemption within 30 days of an address change, or if you want the Longevity Fund to pay the proceeds of a written request to a person other than the record owner of the shares, or to send the proceeds to an address other than the address of record, or to wire the proceeds to a financial institution other than the financial institution of record, your redemption request must be in writing and your signature on the written request must be Medallion Signature Guaranteed by a commercial bank, a trust company or another eligible guarantor institution. The Longevity Fund may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper. The redemption price will ordinarily be wired to your financial institution or mailed to your address of record one business day after we receive the request. The Longevity Fund may charge a $13.00 fee for any wire transfer, and payment by mail may take up to seven to ten days. During periods of drastic economic or market changes, it may be hard to reach the Longevity Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

One or more brokers have been authorized to accept redemption orders on behalf of the Longevity Funds, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Longevity Funds. A Longevity Fund will be deemed to have received a redemption order when an authorized broker or broker-authorized designee accepts the order. A shareholder's redemption order will be priced based on the Longevity Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.

Each Longevity Fund reserves the right to pay any redemption price in whole or in part by a distribution in kind of securities held by the Longevity Fund in lieu of cash. While it is unlikely that shares would ever be redeemed in kind, if that does occur, the redeeming shareholder would incur transaction costs upon the disposition of the securities that the shareholder received in the distribution. In addition, under certain circumstances set forth in the SAI, each Longevity Fund reserves the right to fully redeem shares in any account, the value of which falls below $5,000 due to shareholder redemptions.

A Longevity Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.

MARKET TIMING ACTIVITIES

Frequent purchases and redemptions of shares of any Longevity Fund by one or more Longevity Fund shareholders present various risks for other shareholders of the Longevity Fund, including dilution in the value of Longevity Fund shares held by long-term shareholders, disruption of the long-term focus of the Longevity Fund's investment program and increased operating expenses, particularly brokerage and other administrative costs. In addition, there are risks specific to particular Underlying Funds. For those Underlying Funds that invest in overseas markets, there may be risks associated with time-zone arbitrage. For the Equity Underlying Funds or Fixed Income Underlying Funds with greater volatility, such as the Payden High Income Fund or Payden Emerging Markets Bond Fund, there may be risks associated with short-term trading designed to capitalize on significant changes in the Fund's net asset value over short periods of time.

As a result, the Group's Board of Trustees has adopted policies and procedures designed to discourage frequent trading of shares of any of the Longevity Funds by Longevity Fund shareholders. For each Longevity Fund, the Longevity Fund's administrator (the "Administrator") identifies frequent trading by examining the number of "round trips," i.e., purchases and redemptions, which occur within a specific time period. The number of round trips and the length of the time period to be scanned to identify such frequent trading may differ by Fund based on Fund experience and expectations based on Fund investment guidelines. If a pattern of frequent trading is thus identified in your account, the Administrator then determines if the value of the trades is of a size sufficient to affect the level of the Longevity Fund's operating expenses. If that is the case, you will then be sent a notice that future trading in your account may be restricted if the pattern of frequent trading persists. If the frequent trading pattern persists in your account without explanation or justification, the Longevity Fund will refuse any further purchase or exchange requests by you and will so notify you. It should be noted, however, that in certain circumstances it may not be practicable for the Longevity Fund to identify such market timing activities, such as redemptions of shares held in certain omnibus accounts or retirement plans since the Fund does not have the information on the individual transactions within the omnibus account or retirement plan.

None of the Longevity Funds has any arrangement with any Longevity Fund shareholder to accommodate frequent purchases and redemptions of the Longevity Fund's shares. Finally, because it is not possible to identify and list all market timing abuses that may arise, you should know that each Longevity Fund reserves the right to reject a purchase or exchange request for any reason.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Longevity Funds declare and distribute dividends to shareholders annually.

The Longevity Funds distribute any net realized capital gains from the sale of portfolio securities at least once yearly. Each Longevity Fund pays dividend and capital gain distributions in the form of additional shares of the Longevity Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by so indicating on the New Account Application, or in writing to the Payden/Wilshire Longevity Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or by phone, at (888) 409-8007.

Dividends paid by the Longevity Funds, and distributions paid by the Longevity Funds from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income, therefore, will be taxable to you as ordinary income. Your exchange or sale of any Longevity Fund's shares is a taxable event and may result in a capital gain or loss.

Before purchasing shares of a Longevity Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Longevity Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.

Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Longevity Fund.

GENERAL INFORMATION

HOUSEHOLD DELIVERY OF PROSPECTUS AND REPORTS

To reduce expenses, we may mail only one copy of the Prospectus and of each annual and semi-annual report to the address shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Fund Representative, at (888) 409-8007, or write to Payden/Wilshire Longevity Funds, P.O. Box 1611, Milwaukee, WI 53201-1611. We will begin sending you individual copies 30 days after receiving your request.

PRIVACY NOTICE

The Longevity Funds respect the right of privacy of each of their shareholders. The Longevity Funds also believe that each shareholder expects the Funds to conduct and process shareholder business in an accurate and efficient manner, and at all times in compliance with applicable legal and regulatory requirements concerning the privacy of shareholder information. Please see Appendix A for the Longevity Funds' Privacy Notice to their shareholders.

SHAREHOLDER INQUIRIES

For information, call Payden/Wilshire Longevity Funds at (888) 409-8007, visit the Funds' Internet site at payden.com, or write to Payden/Wilshire Longevity Funds, P.O. Box 1611, Milwaukee, WI 53201-1611.

APPENDIX A:  PRIVACY NOTICE

The Payden/Wilshire Longevity Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

COLLECTION OF INFORMATION

To meet those expectations, we must collect and maintain certain personal information about you. We may collect or capture nonpublic information about you from the following sources:

- The Payden/Wilshire Longevity Funds application, or other forms;

- Oral conversations or written correspondence between you and our representatives;

- Your transactions with us; and

- Electronic sources, such as our Web site, or E-Mails.

INTERNAL ACCESS TO INFORMATION AND SAFEGUARDS

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

DISCLOSURE OF INFORMATION TO THIRD PARTIES

WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL AND ACCOUNT INFORMATION ABOUT OUR CUSTOMERS, OR FORMER CUSTOMERS, TO ANYONE, EXCEPT AS PERMITTED BY LAW.

In this regard, we may disclose such information to our affiliates, including the Longevity Funds' investment adviser, Payden & Rygel; sub-advisor, Wilshire Associates Incorporated; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Longevity Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed for us to provide agreed services to you. Further, we review the confidentiality policies and procedures of these third parties to satisfy ourselves that they are effective in protecting your confidential information. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

                               INVESTMENT ADVISER
                                 Payden & Rygel
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                 ADMINISTRATOR
                              Treasury Plus, Inc.
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                  DISTRIBUTOR
                          Payden & Rygel Distributors
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                   CUSTODIAN
                       Mellon Trust of New England, N.A.
                                One Boston Place
                          Boston, Massachusetts 02109
                                 TRANSFER AGENT
                            UMB Fund Services, Inc.
                       803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             Deloitte & Touche LLP
                             111 South Wacker Drive
                            Chicago, Illinois 60606
                                    COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                      515 South Flower Street, 25th Floor
                         Los Angeles, California 90071

     FOR MORE INFORMATION ABOUT THE PAYDEN/WILSHIRE LONGEVITY FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS:
     The Funds' Annual and Semi-Annual Reports to shareholders contain detailed information on each Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):
     The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference in this prospectus and is legally considered a part of the prospectus.

     You can get copies, free of charge, of the Annual and Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by calling us toll-free at (888) 409-8007, or by writing us at:

          The Payden & Rygel Investment Group
          333 South Grand Avenue, 32nd floor
          Los Angeles, California 90071

     The SAI and Annual and Semi-Annual Reports are available, free of charge, on the Funds' Internet site at payden.com

     Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


     The Payden & Rygel Investment Group: Investment Company Act File 811-6625

                       [PAYDEN/WILSHIRE LONGEVITY FUNDS LOGO]

     333 South Grand Avenue
     Los Angeles, California 90071
     (800) 572-9336   payden.com

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                      Payden/Wilshire Longevity Fund 2010+
                      Payden/Wilshire Longevity Fund 2020+
                      Payden/Wilshire Longevity Fund 2030+
                      Payden/Wilshire Longevity Fund 2040+

                             333 South Grand Avenue
                          Los Angeles, California 90071
                            1-800-5PAYDEN (572-9336)

                       STATEMENT OF ADDITIONAL INFORMATION
                                  July __, 2007

The Payden & Rygel Investment Group (the "Group") is a professionally managed, open-end management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+ (each, a "Fund" and collectively, the "Funds"), four of the Group's twenty funds. This SAI contains information in addition to that set forth in the combined Prospectus for the Funds dated July __, 2007 (the "Prospectus"). The SAI is not a prospectus and should be read in conjunction with the Prospectus. You may order copies of the Prospectus without charge at the address or telephone number listed above.

                                TABLE OF CONTENTS

THE GROUP..................................................................     3
FUNDAMENTAL AND OPERATING POLICIES.........................................     3
INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS.........................     5
DISCLOSURE OF FUND PORTFOLIO HOLDINGS......................................    35
MANAGEMENT OF THE GROUP....................................................    36
PORTFOLIO TRANSACTIONS.....................................................    48
PURCHASES AND REDEMPTIONS..................................................    49
TAXATION...................................................................    49
DISTRIBUTION AGREEMENTS....................................................    53
FUND PERFORMANCE...........................................................    54
OTHER INFORMATION..........................................................    56

                                    THE GROUP

The Payden & Rygel Investment Group (the "Group") was organized as a Massachusetts business trust on January 22, 1992. The Group is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Payden & Rygel (the "Adviser") serves as investment adviser to the Group. The Group currently offers shares of each of the four Funds listed on the cover page of this SAI. In addition, it offers shares of each of sixteen other funds through a separate combined prospectus. These sixteen funds are the Payden Limited Maturity Fund, Payden Short Bond Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Opportunity Bond Fund, Payden High Income Fund, Payden Cash Reserves Money Market Fund, Payden Tax Exempt Bond Fund, Payden California Municipal Income Fund, Payden Value Leaders Fund, Payden Market Return Fund, Payden U.S. Growth Leaders Fund, Payden Global Short Bond Fund, Payden Global Fixed Income Fund and Payden Emerging Markets Bond Fund (collectively, the "Payden Funds").

Unless the context indicates otherwise, the use of the term "Funds" in this SAI refers only to the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+.

                      INVESTMENT OBJECTIVES AND STRATEGIES

Each Fund's investment objective is to provide the highest total return over time with an increased emphasis on capital preservation as the target retirement date approaches. Each Fund seeks to implement its investment strategies by investing its assets in shares of (1) other open-end investment companies (each, an "Underlying Fund"), including affiliated funds (i.e., any of the Payden Funds) and unaffiliated funds, (2) Exchange-Traded Funds (each an "ETF"), and
(3) individual securities as described in the Prospectus.

As of the date of this SAI, the Underlying Funds include the following Payden Funds and series of The Metzler/Payden Investment Group:

EQUITY UNDERLYING FUNDS                         FIXED INCOME UNDERLYING FUNDS
-----------------------                         -----------------------------
Payden U.S. Growth Leaders Fund                 Payden Core Bond Fund
Payden Value Leaders Fund                       Payden GNMA Fund
Metzler/Payden European Emerging Markets Fund   Payden High Income Fund
Metzler/Payden European Leaders Fund            Payden Emerging Markets Bond Fund
Metzler/Payden International Real Estate Fund

The Metzler/Payden Investment Group is managed by Metzler/Payden LLC, which is owned equally by the Adviser and the Metzler Bank Group.

               FUNDAMENTAL AND NON-FUNDAMENTAL OPERATING POLICIES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "Other Information-Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Group's Board of Trustees (the "Board" or "Board of Trustees") determines that a Fund's investment objective may best be achieved by changing a non-fundamental policy, the Group's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund. The Underlying Funds are subject to different fundamental and non-fundamental operating policies.

FUNDAMENTAL POLICIES

As a matter of fundamental policy:

(1) BORROWING. No Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).

(2) LOANS. No Fund may make loans, except that (i) each Fund may purchase money market securities and enter into repurchase agreements, (ii) each Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Fund may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(3) MARGIN. No Fund may purchase securities on margin, except that (i) each Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Fund may make margin deposits in connection with futures contracts and options on futures contracts.

(4) MORTGAGING. No Fund may mortgage, pledge, hypothecate or in any manner transfer any security owned by a Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(5) ASSETS INVESTED IN ANY ISSUER. No Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). For purposes of clarity, each series of a series investment company will be considered a separate issuer.

(6) SHARE OWNERSHIP OF ANY ISSUER. No Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). For purposes of clarity, each series of a series investment company will be considered a separate issuer.

(7) REAL ESTATE. No Fund may purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(8) UNDERWRITING. No Fund may underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

(9) SENIOR SECURITIES. No Fund may issue "senior securities" (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission.

NON-FUNDAMENTAL OPERATING POLICIES

As a matter of non-fundamental operating policy, no Fund may:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act may be determined to be liquid.

(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and the rules and regulations thereunder.

(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

(5) COMMODITIES. No Fund may purchase or sell commodities or commodity contracts, except that (i) each Fund may enter into financial and currency futures contracts and options on such futures contracts, (ii) each Fund may enter into forward foreign currency exchange contracts (the Funds do not consider such contracts to be commodities), and (iii) each Fund may invest in instruments which have the characteristics of both futures contracts and securities.

               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of the Funds are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Funds' investments, as well as related risks, is set forth below. These investment strategies and techniques and their related risks also relate to some or all of the Underlying Funds, as described in the Prospectus, in which each Fund may invest.

FUND DIVERSIFICATION

Each of the four Funds is classified as a "non-diversified" fund under the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than "diversified" investment companies. A diversified fund may not, with respect to at least 75% of its total assets, invest more than 5% of its total assets invested in the securities of one issuer (and not more than 10% of the outstanding voting securities of such issuer), plus cash, Government securities, and securities of other investment companies. Because the Adviser may from time to time invest a large percentage of each non-diversified Fund's assets in securities of a limited number of issuers, each non-diversified Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter,
(i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

Each Fund will invest in shares of Underlying Funds, including affiliated funds (i.e., any of the Payden Funds) to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. Generally, under the 1940 Act and SEC rules thereunder, each Fund's acquisition of the securities of affiliated funds is subject to the following guidelines and restrictions:

     (A) The Fund may own an unlimited amount of any affiliated fund's voting securities.

     (B) The sales load and distribution fees paid by the Fund with respect to an Underlying Fund, aggregated with any distribution fees of the Fund, may not be excessive under NASD rules.

     (C) Any Underlying Fund must have a policy that prohibits it from acquiring any securities of registered open-end funds or registered unit investment trusts in reliance on certain sections of the 1940 Act.

In addition, each Fund will acquire shares of unaffiliated funds, including series of The Metzler/Payden Investment Group. In addition to guidelines (B) and
(C) above, under the 1940 Act and SEC rules thereunder, each Fund's acquisition of the securities of unaffiliated funds is subject to the following guidelines and restrictions:

     (D) The Fund and its "affiliated persons" may own no more than 3% of an unaffiliated fund's voting securities.

     (E) The Fund and the Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3)of the Conduct Rules of the NASD applicable to funds of funds.

     (F) The Underlying Fund is not obligated to redeem its securities held by the Fund in an amount greater than 1% of the Underlying Fund's total outstanding securities during any period less than 30 days.

     (G) The purchase or acquisition of the Underlying Fund is made pursuant to an arrangement with the Underlying Fund or its principal underwriter whereby the Fund is obligated either to (i) seek instructions from its shareholders with regarding to the voting of all proxies with respect to the underlying fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

Underlying funds typically incur fees that are separate from those fees incurred directly by each Fund. Each Fund's purchase of such investment company securities results in the layering of expenses as Fund shareholders would incur not only a proportionate share of the expenses of the Underlying Funds held by a Fund, but also expenses of the Fund.

Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser or Wilshire Associates Incorporated (the "Sub-Adviser") determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the Underlying Funds in which each Fund invests are made independently of the Fund.

INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFs")

Each Fund will also invest directly in exchange-traded funds, or ETFs. The Underlying Funds may also invest in ETFs. Investments by a Fund or an Underlying Fund in shares of ETFs are subject to the guidelines set forth above under "INVESTMENTS IN REGISTERED INVESTMENT COMPANIES" applicable to unaffiliated funds (i.e., guidelines (B) through (G)).

An ETF is a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index or basket of securities. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Because an ETF attempts to exactly replicate the particular stock index or basket of securities to which it is related, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of the share prices of the ETFs in which the Funds invest should closely track the movement of the particular stock index or basket of securities to which it is related.

INVESTMENTS BY FUNDS AND UNDERLYING FUNDS

Each Fund may invest in the following types of securities. In addition, investments by the Underlying Funds (and consequently by each Fund investing in the Underlying Funds) may include the following types of securities. References in this section to investments by a Fund include the Fund's "direct" investments as well as its "indirect" investments (i.e., investments by its Underlying Funds). References to "funds" in this section include the Funds and affiliated Underlying Funds and may apply to unaffiliated Underlying Funds. Greater detail about the types of investments and investment guidelines of any Underlying Fund are included in the Underlying Fund's prospectus and statement of additional information.

EQUITY AND EQUITY-BASED SECURITIES

Common Stocks

Common stocks, the most familiar type of equity securities, represent an equity (ownership) interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. In addition, small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one person, or a few key persons, for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Preferred Stocks

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Depository Receipts

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

Convertible Securities and Warrants

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of a fund's investments will be reflected in its net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. An investment in warrants involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the possible failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the fund's entire investment in the warrant).

SHORT SALES

Stocks, including stocks underlying a fund's convertible security holdings, can be sold short. For example, if a fund's investment adviser anticipates a decline in the price of the stock, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline, including the effect of the stock's decline on the value of the convertible security.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such equity securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales.

FIXED INCOME SECURITIES

U.S. Treasury Obligations

U.S. Treasury obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to 30 years).

U.S. Government Agency Securities

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury. These securities may have maturities from one day to 30 years, are generally not callable and normally have interest rates that are fixed for the life of the security.

Inflation-Indexed Securities

Inflation-indexed fixed income securities are structured to provide protection against inflation and are issued by the U.S. and foreign governments, their agencies and instrumentalities and U.S. and foreign corporations. The value of principal or interest payments of an inflation-indexed security is adjusted periodically to track general movements of inflation in the country of issue.

As an example, the Funds will and the Underlying Funds may invest in U.S. Treasury Inflation Protected Securities (TIPS). Principal amounts of TIPS are adjusted daily based on changes in the rate of inflation (currently represented by the Consumer Price Index for Urban Consumers, non-seasonally adjusted (CPI)). The U.S. Treasury currently issues TIPS only in 10-year maturities, although TIPS have previously been issued with maturities of five, 10 and 30 years. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on TIPS is fixed at issuance, but over the life of the bond may be paid on an increasing or decreasing principal value. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed even during a period of deflation. However, because the principal amount of TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities.

The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the fund holds TIPS, the fund may earn less on the security than on a conventional bond.

The daily adjustment of the principal value of TIPS is currently tied to the non-seasonally adjusted CPI for Urban Consumers, which the U.S. Bureau of Labor Statistics calculates monthly. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that such index will accurately measure the real rate of inflation in the prices of goods and services. In addition, calculation of the CPI includes a three-month lag for purposes of determining the principal value of TIPS, which, consequently, could have a negative impact on the value of TIPS under certain market conditions.

Foreign Government Obligations

Foreign government obligations are debt securities issued or guaranteed by a supranational organization, or a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.

Bank Obligations

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

Loan Participations and Assignments

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Such indebtedness may be secured or unsecured. A fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a fund were determined to be subject to the claims of the agent bank's general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

A fund may limit the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of such limits, a fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a fund and the corporate borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the fund's investment adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on available market quotations, and could result in significant variation in the fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the overnight market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Each of the Funds currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitations on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Funds' investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is a conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund generally relies on the research of its investment adviser in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Corporate Debt Securities

Investments by a fund in U.S. dollar denominated securities of domestic or foreign issuers are generally limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum rating criteria set forth in a fund's prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, generally investment advisers to funds also monitor issuers of such securities.

High Yield Bonds

Below investment grade debt securities, commonly referred to as "high yield bonds" or "junk bonds" are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated securities. High yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. Their value and liquidity may also be diminished by adverse publicity and investor perceptions. Also, legislative proposals limiting the tax benefits to the issuers or holders of taxable high yield securities or requiring federally insured savings and loan institutions to reduce their holdings of taxable high yield securities have had and may continue to have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities. Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining a fund's net asset value. Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled, and interests in those pools are sold to investors by various governmental, government-related and private organizations. Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United State Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because they lack direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the funds' investment adviser determines that the securities meet the funds' quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Although the market for mortgage pass-through securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. As a matter of operating policy, a Fund will not purchase mortgage-related securities which in the Adviser's or Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the earlier classes have been retired.

Foreign Mortgage-Related Securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment

Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, a fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the fund's investment adviser determines that the securities meet the fund's quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Other Mortgage-Related Securities. Other mortgage-related securities include securities of U.S. or foreign issuers that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These other mortgage-related securities may be equity or debt securities issued by governmental agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities.

Other Asset Backed Receivables

Other asset-backed securities, unrelated to mortgage loans, are now being offered to investors. For example, asset-backed securities include, but are not limited to, Certificates for Automobile Receivables ("CARSsm") and credit card receivable securities. CARSsm represent undivided fractional interests in a trust with assets consisting of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing these contracts. In addition to the general risks pertaining to all asset-backed securities, CARSsm are subject to the risks of delayed payments or losses if the full amounts due on underlying sales contracts are not realized by the trust due to unanticipated legal or administrative costs of enforcing the contracts, or due to depreciation, damage or loss of the vehicles securing the contracts. Credit card receivable securities are backed by receivables from revolving credit card accounts. Since balances on revolving credit card accounts are generally paid down more rapidly than CARSsm, issuers often lengthen the maturity of these securities by providing for a fixed period during which interest payments are passed through and principal payments are used to fund the transfer of additional receivables to the underlying pool. In addition, unlike most other asset-backed securities, credit card receivable securities are backed by obligations that are not secured by interests in personal or real property. Other assets often used as collateral include, but are not limited to, home equity loans, student loans and loans on commercial and industrial equipment and manufactured housing.

Consistent with its investment objectives and policies, a fund may invest in other types of asset-backed securities.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. A fund's investment adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

Obligations with Puts Attached

Obligations with puts attached are long-term fixed rate debt obligations that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the fund will then be that of holding a long-term bond.

These investments may require that a fund pay a tender fee or other fee for the features provided. In addition, a fund may acquire "stand-by commitments" from banks or broker dealers with respect to the securities held in its portfolio. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the fund's option a specific security at a specific price on a specific date. The fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Money Market Obligations

Money market obligations include U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations. All money market obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, is determined by the fund's investment adviser to be of comparable quality.

MONEY MARKET FUNDS

To maintain liquidity, each Fund may invest in money market funds. As a matter of operating policy, none of the Funds anticipates investing more than 15% of its total assets in money market funds, except in the Group's Cash Reserves Money Market Fund series. It will do so for cash management purposes or for temporary defensive purposes. An investment in a money market mutual fund by a fund will involve indirectly payment by the fund of its pro rata share of advisory and administrative fees of such money market fund.

REAL ESTATE INVESTMENT TRUSTS

A real estate investment trust ("REIT") is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. Investments in REITs are subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying a REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REITs' investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REITs' investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REITs' investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS

To maintain liquidity, each fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by a fund. In the event of a bankruptcy or default of any registered dealer or bank, a fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a fund might incur a loss if the value of the collateral declines during this period.

REVERSE REPURCHASE AGREEMENTS

Each fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. Each fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a fund, and are entered into by a fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the fund's investment adviser.

ILLIQUID SECURITIES

As a matter of operating policy, no Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser or Sub-Adviser will monitor the amount of illiquid securities in each Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, securities of foreign issuers ("foreign securities"), municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. With respect to the Funds and any affiliated Underlying Funds, in accordance with guidelines established by the Board, the Adviser or Sub-Adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

FOREIGN INVESTMENTS

The funds may invest in securities of issuers organized or headquartered in foreign countries ("foreign securities"). Generally, such investments are likely to be made in the Pacific Basin (Australia, New Zealand or Japan), Canada, and the developed countries of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). In addition, certain of the Underlying Funds, and in particular the Metzler/Payden European Emerging Markets Fund, may make foreign investments in issuers organized or headquartered in emerging market countries. A fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the fund's investment objective and policies.

Risks of Foreign Investing

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Emerging Markets Investments. Investments in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.

Currency Fluctuations. To the extent that an investment is made in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the securities denominated in that currency. Such changes will also affect the income from the investment. The value of such an investment may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. It is expected that most foreign securities investments will be made in over-the-counter markets or on bond exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign bond markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and thus these securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to payment, may expose a fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of a fund's portfolio positions may also be adversely impacted by delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest payable on certain foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a fund. The Funds intend to sell such bonds prior to the interest payment date in order to avoid withholding.

Costs. The expense ratios of funds investing in foreign securities are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

DERIVATIVE INSTRUMENTS

In pursuing their individual objectives, the funds may purchase and sell (write) put options and call options on securities, securities indexes, commodity indexes and foreign currencies, and may enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options"), except that those funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The funds may also enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities and credit default situations, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The funds may also invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a fund may also use those instruments, provided that such use is consistent with the fund's investment objective.

The value of some derivative instruments in which the funds invest may be particularly sensitive to many factors, including for example changes in prevailing interest rates, and like the other investments of the funds, the ability of a fund to successfully utilize these instruments may depend in part upon the ability of the fund's investment adviser to forecast interest rates and other economic factors correctly. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the fund could be exposed to the risk of loss.

The funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If a fund's investment adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the fund, the fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a fund to close out or to liquidate its derivatives positions. In addition, a fund's use of such instruments may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes.

A fund may purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the fund's investment adviser in accordance with established procedures in such amount are segregated) upon conversion or exchange of other securities held by the fund. For a call option on an index, the option is covered if the fund maintains with its custodian assets determined to be liquid by the fund's investment adviser in accordance with established procedures, in an amount equal to the contract value of the index. A call option is also covered if the fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the fund in segregated assets determined to be liquid by the fund's investment adviser in accordance with established procedures. A put option on a security or an index is "covered" if the fund segregates assets determined to be liquid by the fund's investment adviser in accordance with established procedures equal to the exercise price. A put option is also covered if the fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the fund in segregated assets determined to be liquid by the fund's investment adviser in accordance with established procedures.

If an option written by a fund expires unexercised, the fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a fund expires unexercised, the fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the fund desires. A fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the fund will realize a capital gain or, if it is less, the fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a fund is an asset of the fund. The premium received for an option written by a fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the funds' immediate obligations. The funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. If a fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a fund, the fund would not be able to close out the option. If restrictions on exercise were imposed, the fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the fund is covered by an option on the same index purchased by the fund, movements in the index may result in a loss to the fund; however, such losses may be mitigated by changes in the value of the fund's securities during the period the option was outstanding.

Foreign Currency Options.

Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts.

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The funds may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. As described in its prospectus, a fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A fund may purchase and write call and put futures options, as specified in the fund's prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options.

The Funds and the affiliated Underlying Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the fund's investment adviser in accordance with established procedures ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements of foreign exchanges may be different than those of U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each fund expects to earn interest income on its initial margin deposits. A futures contract held by a fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between the fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each fund will mark to market its open futures positions.

Each fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the fund realizes a capital gain, or if it is more, the fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the fund realizes a capital gain, or if it is less, the fund realizes a capital loss. The transaction costs must also be included in these calculations.

The funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the funds' immediate obligations. A fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

When purchasing a futures contract, a fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the fund's investment adviser in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.

Alternatively, the fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the fund.

When selling a futures contract, a fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the fund's investment adviser in accordance with established procedures that are equal to the market value of the instruments underlying the contract. Alternatively, the fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the fund to purchase the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).

When selling a call option on a futures contract, a fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the fund's investment adviser in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the fund. When selling a put option on a futures contract, a fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the fund's investment adviser in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a fund's portfolio securities. Thus, the use of a longer-term security may require a fund to hold offsetting short-term securities to balance the fund's portfolio such that the fund's duration does not exceed the maximum permitted for the fund as set forth in its prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, futures options or forward contracts. See "Taxation."

Risks Associated with Futures and Futures Options.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities reacted. To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the fund's holdings of municipal securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures or a futures option position, and that fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts.

There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a fund to reinvest the proceeds of a maturing contract in a new futures contract, the fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a fund's investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements.

The funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, total return swaps and credit default and event-linked swaps. To the extent a fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A fund may also enter into options on swap agreements ("swap options").

A fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. As a matter of operating policy, the aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total asset at the time of purchase.

Consistent with each fund's investment objective and general investment polices, certain of the funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A fund may enter into credit default swap agreements. While the structure of a credit default swap depends on the particular swap agreement, a typical credit default structure is as follows. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A fund may be either the buyer or seller in a credit default swap transaction. If a fund is a buyer and no event of default occurs, the fund will lose its investment and recover nothing. However, if an event of default occurs, the fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the fund's investment adviser in accordance with established procedures, to avoid any potential leveraging of the fund's portfolio. Generally, the notional amount of any long positions in credit default swaps will be covered by the segregation of assets. However, long and short positions in credit default swaps which reference the same credit, pay/receive the same currency and have the same counter party may be netted for purposes of the calculation of asset segregation. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. As a matter of operating policy, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. Also as a matter of operating policy, a Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 30% of its total assets. If a fund enters into a swap transaction on other than a net basis, the fund maintains a segregated account in the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Securities and Exchange Commission.

Whether a fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the fund's investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds generally will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swap option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodities Futures Trader's Commission ("CFTC"). To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a fund invests in these securities, however, the fund's investment adviser generally analyzes these securities in its overall assessment of the effective duration of the fund's portfolio in an effort to monitor the fund's interest rate risk.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the fund. No Fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

The funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times segregate assets determined to be liquid by the funds investment adviser in accordance with established procedures in an amount sufficient to meet such commitments.

A fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by a Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS.

The funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, a fund will segregate until the settlement date assets determined to be liquid by the fund's investment adviser in accordance with established procedures, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or could suffer a loss. A fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

FOREIGN CURRENCY TRANSACTIONS

To the extent a fund may enter into foreign currency transactions, it normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the funds will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). A fund generally will not enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the fund's custodian of cash, U.S. Government securities or other liquid obligations and are marked-to-market daily.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of a fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a fund may commit a substantial portion of its assets to the consummation of these contracts. A fund generally will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.

At the maturity of a forward contract, a fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a fund is obligated to deliver.

If a fund retains a portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date a fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds may enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although each fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, a fund may lend securities with a value of up to 30% of its respective total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily. A fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the fund's investment adviser to be of good standing in accordance with standards approved by the Board of Trustees and will not be made unless, in the judgment of the fund's investment adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

RESERVES

Each fund may establish and maintain reserves when the fund's investment adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. A fund's reserves may be invested in domestic and foreign money market instruments, including government obligations.

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings). The 1940 Act requires each fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The funds also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. To the extent a fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged. The rights of any lender to a fund to receive payments of interest or repayments of principal will be senior to those of the investors in the fund. Consequently, the fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Also, the terms of any borrowings may contain provisions that limit certain activities of the fund, including the ability to make distributions.

AVERAGE MATURITY AND DURATION CALCULATIONS

Average Maturity

The portfolio average maturity of each fund will be computed by weighting the maturity of each security in the fund's portfolio by the market value of that security. For securities which have put dates, reset dates, or trade based on average life, the put date, reset date or average life will be used instead of the final maturity date for the average maturity calculation. Average life is normally used when trading mortgage backed securities and asset backed securities.

Duration

One common measure of the price volatility of a fixed income security is duration, a weighted average term-to-maturity of the present value of a security's cash flows. As it is a weighted term-to-maturity, duration is generally measured in years and can vary from zero to the time-to-maturity of the security. Duration is a complex formula that utilizes cash flow and the market yield of the security. Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the term to maturity. As the maturity of the bond extends, the duration also extends but at a slower rate. For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years. However, the duration of any security that pays interest only at maturity is the term to maturity. Thus a 30-year zero coupon bond has a duration of 30 years.

Asset-backed and mortgage-backed securities require a more complex duration calculation. These securities are generally collateralized with loans issued to individuals or businesses and often allow the borrower the discretion to repay the loan prior to maturity. Loan prepayments typically occur when interest rates have fallen sufficiently to allow the borrower to refinance the loan at a lower interest rate. Given that the cash flows for these types of securities are not known with certainty, the standard duration calculation is not accurate. An effective duration is calculated instead, using a process in which cash flows are estimated and duration is computed for a variety of interest rate scenarios. The effective duration of the security is the average of these durations weighted by the probability of each interest rate scenario. The effective duration for a bond with known cash flows is the same as its modified duration.

The effective duration of the portfolio can be determined by weighting the effective duration of each bond by its market value. Effective duration is a much better indicator of price volatility than term to maturity. For example, the term to maturity for both a 30-year bond and a 30-year zero coupon security is 30 years. A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield). However, the 30-year zero coupon bond will experience a percentage price change roughly three times greater than that of the 30-year bond.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a policy and related procedures for the Group with respect to the disclosure of the portfolio holdings of the Funds. You may obtain a listing of the portfolio holdings of a Fund by sending a written request to the Fund at 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071. With the exception of certain third-party providers to the Funds, portfolio holdings of a Fund are made available to any person, including without limitation individual investors, institutional investors, intermediaries that distribute the Funds' shares and rating and ranking organizations, as of each month-end and are released after the following month-end. As an example, Fund portfolio holdings as of January 31 are first made available to any person on March 1.

Employees of the following third-party service providers, whose job responsibilities require them to have access to a Fund's portfolio holdings on a daily basis, are not subject to the delayed availability policy: the Adviser, the Sub-Adviser, fund administrator, fund accountant, custodian, transfer agent, independent registered public accounting firm, outside counsel, and the financial printer for the Group. Each of these third-party providers requires that their employees maintain the confidentiality of this information and prohibits any trading based on this confidential information.

None of the Funds, the Adviser, the Sub-Adviser or any other party receives any compensation in connection with the disclosure of information about portfolio holdings of the Funds. Further, there are no ongoing arrangements for any Fund to make available to anyone information on the Fund's portfolio holdings outside the disclosure policy described herein. Finally, the Group's Chief Compliance Officer must approve any disclosure of a Fund's portfolio holdings that is outside the terms of this disclosure policy.

There can be no guarantee that the Group's policy and related procedures will be effective in preventing the misuse of information about portfolio holdings of the Funds by the persons in possession of this information.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of all of the funds of the Group, including establishing the funds' policies, general supervision and review of their investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Group, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Group's officers, who administer the funds' daily operations, are appointed by the Board of Trustees.

Board of Trustees:

The current members of the Board of Trustees and their affiliations and principal occupations for the past five years are as set forth below.

                                                                                         NUMBER OF
                                                                                         SERIES IN
                                         YEAR FIRST                                         FUND
                              POSITION   ELECTED AS                                       COMPLEX
                                WITH      A TRUSTEE        PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          GROUP    OF THE GROUP         DURING PAST 5 YEARS          TRUSTEE            HELD BY TRUSTEE
---------------------        ---------  ------------  --------------------------------  -----------  -------------------------------
"Non-Interested Trustees"

W.D. Hilton, Jr. ..........  Trustee        1993      President and CEO, Trust            All (20)   Trustee, The Metzler/Payden
333 South Grand Avenue                                Services, Inc.; Executive                      Investment Group (registered
Los Angeles, CA 90071                                 Director, NGC Bodily Injury                    investment company)
Age: 60                                               Trust; and Managing Trustee,
                                                      Fuller-Austin Trust

James Clayburn La Force ...  Trustee        1992      Dean Emeritus, The John E.          All (20)   Trustee, The Metzler/Payden
333 South Grand Avenue                                Anderson School of Management                  Investment Group (registered
Los Angeles, CA 90071                                 at the University of California,               investment company); Trustee,
Age: 78                                               Los Angeles                                    Advisors Series Trust
                                                                                                     (registered investment
                                                                                                     companies); Director, Arena
                                                                                                     Pharmaceuticals, Inc.
                                                                                                     (biopharmaceutical company)

Gerald S. Levey, M.D. .....  Trustee        2000      Vice Chancellor, Medical            All (20)   Trustee, The Metzler/Payden
333 South Grand Avenue                                Sciences, and Dean, David Geffen               Investment Group (registered
Los Angeles, CA 90071                                 School of Medicine, at the                     investment company)
Age: 70                                               University of California,
                                                      Los Angeles

Thomas V. McKernan ........  Trustee        1993      Chief Executive Officer,            All (20)   Director, Blue Shield of
333 South Grand Avenue                                Automobile Club of                             California (health insurance
Los Angeles, CA 90071                                 Southern California                            company); Director, Forest Lawn
Age: 63                                                                                              Memorial Park (mortuary and
                                                                                                     cemetery)

Dennis C. Poulsen .........  Trustee        1992      Chairman of the Board, Rose         All (20)   Director, Rose Hills Company
333 South Grand Avenue                                Hills Company                                  (mortuary and cemetery);
Los Angeles, CA 90071                                                                                Director, Ameron International
Age: 64                                                                                              Corp. (manufacturing);
                                                                                                     Director, Primafuel, Inc.
                                                                                                     (biofuels manufacturing and
                                                                                                     distribution)

Stender E. Sweeney ........  Trustee        1992      Private Investor                    All (20)   Director, Avis Budget Group,
333 South Grand Avenue                                                                               Inc. (car rental company)
Los Angeles, CA 90071
Age: 68

                                                                                         NUMBER OF
                                                                                         SERIES IN
                                         YEAR FIRST                                         FUND
                              POSITION   ELECTED AS                                       COMPLEX
                                WITH      A TRUSTEE        PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          GROUP    OF THE GROUP         DURING PAST 5 YEARS          TRUSTEE            HELD BY TRUSTEE
---------------------        ---------  ------------  --------------------------------  -----------  -------------------------------
"Interested Trustees"

Joan A. Payden* ...........  Chairman,      1992      President, Chief Executive          All (20)
333 South Grand Avenue       CEO and                  Officer and Director,
Los Angeles, CA 90071        Trustee                  Payden & Rygel
Age: 75

Christopher N. Orndorff* ..  Trustee        1992      Managing Principal and Director,    All (20)
333 South Grand Avenue                                Payden & Rygel
Los Angeles, CA 90071
Age: 42

Mary Beth Syal* ...........  Trustee        2000      Managing Principal and Director,    All (20)
333 South Grand Avenue                                Payden & Rygel
Los Angeles, CA 90071
Age: 45

* Each of Ms. Payden, Mr. Orndorff and Ms. Syal is an "interested person" of the Group, as defined in the 1940 Act, by virtue of his or her position with the Adviser.

Board of Trustee Committees

The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Nominating Committee. The Audit Committee is responsible for general supervision of and relations with the Group's independent registered public accounting firm and oversight from the Board perspective of the annual auditing process, including retaining the Group's independent registered public accounting firm and approval of the annual audit plan. The six non-interested Trustees are members of the Committee, and Thomas
V. McKernan serves as Chairman of the Committee. The Audit Committee met five times during the fiscal year ended October 31, 2006. The Pricing Committee is responsible for general oversight of the Group's pricing policies and procedures for securities in which the Funds invest as applied on a day-to-day basis by the Group's management and the Adviser. The Pricing Committee is also responsible for recommending changes in these policies and procedures for adoption by the Board of Trustees. W. D. Hilton, Christopher N. Orndorff and Mary Beth Syal are the members of the Committee, and W.D. Hilton is Chairman of the Committee. The Pricing Committee met four times during the fiscal year ended October 31, 2006. The Nominating Committee is responsible for the identification and evaluation of possible candidates to serve as Trustees of the Group. Thomas V. McKernan, James Clayburn La Force and W.D. Hilton, all non-interested Trustees, are the members of the Committee, and Thomas V. McKernan is Chairman of the Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2006. Shareholders may recommend names of Trustee candidates to the Nominating Committee by written submission to: The Payden & Rygel Investment Group,
Attention: Edward Garlock, Secretary, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

Trustee Compensation

Trustees, other than those Trustees who are affiliated persons (as that term is defined in Section 2(a)(3) of the 1940 Act) of the Adviser, currently receive an annual retainer of $40,000 ($25,000 for the fiscal year ended October 31, 2006), plus $3,000 ($2,500 for the fiscal year ended October 31, 2006) for each regular Board of Trustees meeting and/or committee meeting attended, $2,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairmen of Board committees each receive an annual retainer of $2,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 2006, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Group's Board. The Group does not maintain a retirement plan for its Trustees.

                                              PENSION OR
                                              RETIREMENT      ESTIMATED        TOTAL
                                               BENEFITS        ANNUAL      COMPENSATION
                                AGGREGATE     ACCRUED AS      BENEFITS    FROM GROUP AND
                              COMPENSATION   PART OF GROUP      UPON       FUND COMPLEX
NAME                           FROM GROUP      EXPENSES      RETIREMENT   PAID TO TRUSTEE
----                          ------------   -------------   ----------   ---------------
Dennis C. Poulsen..........      $44,500          None           N/A          $44,500
James Clayburn La Force....      $44,500          None           N/A          $44,500
Gerald S. Levey, M.D.......      $44,500          None           N/A          $44,500
Stender E. Sweeney.........      $44,500          None           N/A          $44,500
W.D. Hilton................      $46,500          None           N/A          $46,500
Thomas V. McKernan.........      $46,500          None           N/A          $46,500

Fund Shares Owned by Trustees as of December 31, 2006 (1)

                                                                   AGGREGATE
                                                                DOLLAR RANGE(2)
                                         DOLLAR RANGE(2) OF   OF SHARES OWNED IN
NAME                                      FUND SHARES OWNED    ALL PAYDEN FUNDS
----                                     ------------------   ------------------
"Non-Interested Trustees"
W. D. Hilton, Jr......................                           Over $100,000
   Short Bond Fund....................      Over $100,000
   GNMA Fund..........................      $1 - $10,000
   High Income Fund...................      $1 - $10,000
   Market Return Fund.................      $1 - $10,000
   U.S. Growth Leaders Fund...........    $10,001 - $50,000
   Core Bond Fund.....................   $50,001 - $100,000
   Limited Maturity Fund..............      Over $100,000
   Global Short Bond Fund.............      Over $100,000

James Clayburn La Force...............                           Over $100,000
   California Municipal Income Fund...      Over $100,000
   Cash Reserves Money Market Fund....      Over $100,000
   Emerging Markets Bond Fund.........    $10,001 - $50,000
   U.S. Growth Leaders Fund...........    $10,001 - $50,000

Gerald S. Levey, M.D..................          None                 None

Thomas V. McKernan....................                        $50,001 - $100,000
   Value Leaders Fund.................    $10,001 - $50,000
   Market Return Fund.................    $10,001 - $50,000
   High Income Fund...................   $50,001 - $100,000

Dennis C. Poulsen.....................                         $10,001 - $50,000
   Emerging Markets Bond Fund.........    $10,001 - $50,000

Stender E. Sweeney....................                           Over $100,000
   High Income Fund...................   $50,001 - $100,000
   GNMA Fund..........................   $50,001 - $100,000
   Global Short Bond Fund.............   $50,001 - $100,000
   Limited Maturity Fund..............      $1 - $10,000
   Emerging Markets Bond Fund.........    $10,001 - $50,000
   Cash Reserves Money Market Fund....      Over $100,000

                                                                   AGGREGATE
                                                                DOLLAR RANGE(2)
                                         DOLLAR RANGE(2) OF   OF SHARES OWNED IN
NAME                                      FUND SHARES OWNED    ALL PAYDEN FUNDS
----                                     ------------------   ------------------
"Interested Trustees"
Christopher N. Orndorff...............                           Over $100,000
   U.S. Growth Leaders Fund...........      Over $100,000
   Global Fixed Income Fund...........      Over $100,000
   Market Return Fund.................      Over $100,000

Joan A. Payden........................                           Over $100,000
   California Municipal Income Fund...      Over $100,000
   Limited Maturity Fund..............      Over $100,000
   Tax Exempt Bond Fund...............      Over $100,000
   U.S. Growth Leaders Fund...........      Over $100,000
   Cash Reserves Money Market Fund....      Over $100,000
   High Income Fund...................      Over $100,000
   Emerging Markets Bond Fund.........      Over $100,000

Mary Beth Syal........................          None                 None

----------
(1)  Includes funds of the Group other than those described in this SAI.

(2) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and over $100,000.

Officers:

The current officers of the Group who perform policy-making functions and their affiliations and principal occupations for the past five years are as set forth below.

                                                     YEAR FIRST
                                    POSITION         ELECTED AS
                                      WITH           AN OFFICER         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 GROUP         OF THE GROUP          DURING PAST 5 YEARS
---------------------          ------------------   ------------   ---------------------------------
Joan A. Payden..............   Chairman,                1992       President, Chief Executive
333 South Grand Avenue         CEO and                             Officer and Director,
Los Angeles, CA 90071          Trustee                             Payden & Rygel
Age: 75

Brian W. Matthews...........   Vice President           2003       Managing Principal,
333 South Grand Avenue         and Chief                           CFO and Director,
Los Angeles, CA 90071          Financial                           Payden & Rygel
Age: 46                        Officer

Yot Chattrabhuti............   Vice President           1997       Principal, Mutual Fund
333 South Grand Avenue                                             Operations, Payden & Rygel
Los Angeles, CA 90071
Age: 51

Bradley F. Hersh............   Vice President           1998       Vice President and Treasurer,
333 South Grand Avenue         and Treasurer                       Payden & Rygel
Los Angeles, CA 90071
Age: 38

David L. Wagner.............   Vice President           1996       Vice President, Risk Management,
333 South Grand Avenue         and Chief                           Payden & Rygel
Los Angeles, CA 90071          Compliance Officer
Age: 56

Edward S. Garlock...........   Secretary                1997       Managing Principal, General
333 South Grand Avenue                                             Counsel, Chief Compliance Officer
Los Angeles, CA 90071                                              and Director, Payden & Rygel
Age: 56

CODES OF ETHICS

Each of the Group, the Adviser, the Sub-Adviser and the Funds' distributor has adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each Code of Ethics permits applicable personnel subject to the particular Code of Ethics to invest in securities, including under certain circumstances securities that may be purchased or held by the Funds and the Underlying Funds.

PROXY VOTING POLICY AND PROCEDURES

Effective June 9, 2003, the Board of Trustees adopted the Group's "Proxy Voting Policy and Procedures," pursuant to which it delegated the responsibility for voting proxies relating to portfolio securities held by the Funds to the Adviser as part of the Adviser's general investment management responsibilities, subject to the continuing oversight of the Board of Trustees. Under the policy, the Adviser shall present to the Board at least annually its policies, procedures and other guidelines for voting proxies, and at least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of each of the Funds during the year. The delegation by the Board to the Adviser of the authority to vote proxies may be revoked by the Board, in whole or in part, at any time. Information regarding how the Group voted proxies relating to portfolio securities of each of the Funds during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling the Group's toll-free telephone number, 1-888-409-8007, and on the SEC's website at www.sec.gov.

Whenever a Fund is requested to vote on any matter submitted to shareholders of an Underlying Fund, the Fund will either seek instruction from its shareholders to consider such matters and vote in accordance with such instructions (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as a shareholder of the Underlying Fund, in proportion to the votes received by the Underlying Fund from all other shareholders of the Underlying Fund.

The Adviser's "Proxy Voting Policy" states that it expects to fulfill its fiduciary obligation to the Group by monitoring events concerning the issuer of the particular security at issue and then by voting the proxies in a manner that is consistent with the best interests of the Group and that does not subordinate the Group's interests to its own. With respect to several common issues that are presented, the Adviser's policy provides that, absent special client circumstances or specific client policies or instructions, the Adviser will vote as follows on the issues listed below:

- Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

-    Vote for programs that permit an issuer to repurchase its own stock.

- Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

- Vote against management proposals to make takeovers more difficult (e.g., "poison pill" provisions, or supermajority votes).

- Vote for management proposals on the retention of its independent registered public accounting firm.

- Vote for management endorsed director candidates, absent any special circumstances.

With respect to the wide variety of social and corporate responsibility issues that are presented, the Adviser's general policy is to take a position in favor of responsible social policies that are designed to advance the economic value of the issuer. Further, the Adviser's policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the Adviser's general proxy voting policies, the Adviser's Proxy Voting Committee will determine the manner of voting the proxy in question.

From time to time, the Adviser may purchase for a Fund's portfolio securities that have been issued by another of its investment advisory clients (other than an Underlying Fund). In that case, however, a conflict of interest may exist between the interests of the Fund and the interests of the Adviser. To ensure that proxy votes are voted in the Fund's best interest and unaffected by any conflict of interest that may exist, the Adviser will vote on a proxy question that presents a material conflict of interest between the interests of the Fund and the interests of the Adviser as follows. If one of the Adviser's general proxy voting policies described above applies to the proxy issue in question, the Adviser will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the Fund and not of the Adviser. However, if the general proxy voting policy does not further the interests of the Fund, the Adviser will then seek specific instructions from the Fund.

CONTROL PERSONS

As of May 15, 2007, the four Funds described in the Prospectus and in this SAI had not commenced operations.

PRINCIPAL SHAREHOLDERS

As of May 15, 2007, the four Funds described in the Prospectus and in this SAI had not commenced operations.

MANAGEMENT OWNERSHIP

As of May 15, 2007, the four Funds described in the Prospectus and in this SAI had not commenced operations.

ADVISER

Payden & Rygel was founded in 1983 as an independent investment counseling firm specializing in the management of short term fixed income securities. Today, the firm provides a broad array of investment management services involving both fixed income and equity securities and other investment techniques. Payden & Rygel is owned by its President and CEO, Joan Payden, who is the majority shareholder, eight Managing Principals and five Principals, all of whom are active in the firm's operations. As of January 31, 2007, its staff consisted of 142 employees, 53 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 285 client relationships, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of approximately $50 billion, with over $5 billion invested globally.

The Adviser's focus is the management of fixed income securities in both the domestic and global markets. These include securities that have absolute or average maturities out to five years with a bias toward high quality and liquidity. Portfolios are actively managed according to client approved guidelines and benchmarks. Payden & Rygel also utilizes futures and options strategies, primarily as defensive measures to control interest rate and currency volatility, but also to enhance returns.

The Adviser provides investment management services to the Group pursuant to an Investment Management Agreement with the Group dated as of June 24, 1992, which was amended effective ________, 2007, to include the Funds. The Investment Management Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of the Adviser; (iii) the fees and expenses of the Group's custodian, transfer agent, fund accounting agent and administrator; (iv) the charges and expenses of legal counsel and independent accountants for the Group and legal counsel to the independent Trustees; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions;
(vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Group's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Group's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Investment Management Agreement provides that the Adviser receives a monthly fee from each Fund at the following annual rates: for individually managed securities - 0.10% for passive fixed income strategies; 0.30% for active fixed income strategies; 0.60% for active U.S. equity strategies; 0.75% for active non-U.S. equity strategies; and 1.00% for alternative (e.g., real estate, commodities, long/short equity) strategies.

As of May 15, 2007, the four Funds described in the Prospectus and in this SAI had not commenced operations and thus had not paid any fees to the Adviser.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit each Fund's aggregate Total Annual Fund Operating Expenses or Net Annual Fund Operating Expenses (in each case, excluding interest and tax expenses), as applicable, to the limit set forth in the Fees and Expenses Table (each an "expense limitation") in the Prospectus. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the respective Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by such Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable expense limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

In the event the operating expenses of a Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's applicable expense limitation, the Adviser shall reduce its advisory fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

The Investment Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Investment Management Agreement will continue in effect with respect to each Fund for two years after the Fund's inclusion in its Master Trust Agreement (on or around its commencement of operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Investment Management Agreement by vote cast in person at a meeting called for such purpose. The Investment Management Agreement terminates upon assignment and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

ADVISER PORTFOLIO MANAGERS - CONFLICTS OF INTEREST

The Adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of a Fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.

Each Fund intends to invest a substantial portion of its assets in affiliated funds (i.e., any of the Payden Funds), and a conflict of interest could arise when, under certain circumstances, investment decisions with respect to the Fund could negatively affect affiliated Underlying Funds. For instance, the Fund may purchase and redeem shares of an affiliated Underlying Fund at a time which may require the Underlying Fund to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an affiliated Underlying Fund's transaction costs and accelerate the realization of taxable income by its shareholders if sales of securities resulted in gains.

As each Fund invests in affiliated funds, the Trustees and officers of the Group, each of which serves in the same position with respect to, and has a fiduciary duty to, the Fund and the affiliated funds, may face a conflict of interest if the interests of the Fund and of the affiliated Underlying Fund were ever to become divergent. The Trustees of the Group believe they have structured the Funds to avoid these concerns. However, conceivably a situation could occur where proper action for a Fund could be adverse to the interests of an affiliated Underlying Fund, or the reverse could occur. If such a possibility arises, the Trustees and officers of the Group and the Adviser and Sub-Adviser will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover[, limitations on aggregate investments in the affiliated Underlying Funds have been adopted by the Fund to minimize this possibility, and] close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

The Adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the Adviser will anticipate all potential conflicts of interest.

ADVISER PORTFOLIO MANAGER FUND HOLDINGS AND OTHER MANAGED ACCOUNTS

As described below, the Adviser's portfolio managers may personally own shares of the Fund or Funds for which they act as portfolio manager. In addition, portfolio managers may manage a portion of other mutual funds, pooled investment vehicles or accounts advised by the Adviser.

The following table reflects information as of October 31, 2006.

                                                                           NUMBER OF OTHER
                                                                             REGISTERED        NUMBER OF OTHER
                                                                             INVESTMENT       POOLED INVESTMENT    NUMBER OF OTHER
                                                                          COMPANIES (RICS)     VEHICLES (PIVS)      ACCOUNTS THAT
                                                                           THAT PORTFOLIO      THAT PORTFOLIO     PORTFOLIO MANAGER
                                                       DOLLAR RANGE OF     MANAGER MANAGES     MANAGER MANAGES     MANAGES (ASSETS
                                                         FUND SHARES     (ASSETS OF RICS IN    (ASSETS OF PIVS    OF OTHER ACCOUNTS
PORTFOLIO MANAGER                                         OWNED (1)         MILLIONS) (2)     IN  MILLIONS) (3)   IN MILLIONS) (4)
-----------------                                      ---------------   ------------------   -----------------   ------------------
BRIAN W. MATTHEWS...................................                           2($846)              1($92)           67 ($11,482)
Payden/Wilshire Longevity Fund 2010+................         None
Payden/Wilshire Longevity Fund 2020+................         None
Payden/Wilshire Longevity Fund 2030+................         None
Payden/Wilshire Longevity Fund 2040+................         None

MARY BETH SYAL......................................                            2($29)               None              161 ($751)
Payden/Wilshire Longevity Fund 2010+................         None
Payden/Wilshire Longevity Fund 2020+................         None
Payden/Wilshire Longevity Fund 2030+................         None
Payden/Wilshire Longevity Fund 2040+................         None

CHRISTOPHER N. ORNDORFF.............................                             None               2($82)              12 ($412)
Payden/Wilshire Longevity Fund 2010+................         None
Payden/Wilshire Longevity Fund 2020+................         None
Payden/Wilshire Longevity Fund 2030+................         None
Payden/Wilshire Longevity Fund 2040+................         None

(1) The Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+ had not commenced operations as of October 31, 2006.

(2) Indicates fund(s) where the portfolio manager also has significant responsibilities for the day-to-day management of the fund(s).

(3) Represents off-shore funds advised by the Adviser which are only sold to off-shore investors.

(4) Reflects other separately managed accounts of which the Adviser is the investment adviser.

ADVISER COMPENSATION OF PORTFOLIO MANAGERS

Portfolio managers and other investment personnel are paid competitive salaries by the Adviser. In addition, they may receive bonuses based on the overall profit of the firm and their contribution to the investment team(s) on which they participate. The relative mix of compensation represented by salary and bonus will vary depending on the individual's contribution to the investment team(s), contributions to the firm overall and other factors.

SUB-ADVISER

Since its founding in 1972, Wilshire Associates has evolved from an investment technology firm into a global advisory company that offers customized, institutionally based solutions to meet the investment needs of its clients. Wilshire Associates is comprised of four business units: Wilshire Analytics, Wilshire Consulting, Wilshire Funds Management, and Wilshire Private Markets. Today, Wilshire serves in excess of 600 organizations in more than 20 countries representing assets exceeding US $12.5 trillion.

Wilshire is 100% owned by key active employees including, Dennis A. Tito, who beneficially owns a majority of the outstanding shares of the company. As of March 31, 2007, the Wilshire Funds Management business unit managed approximately $18 billion in assets.

SUB-ADVISER PORTFOLIO MANAGERS - CONFLICTS OF INTEREST

Each of the Funds invests substantially all of its assets in other mutual funds (underlying funds) or ETFs through a structure known as "fund of funds." It is the policy of Wilshire that all decisions concerning the selection of funds be based solely on the best interests of each Fund and its investors, and without regard to any revenue that Wilshire receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by any Wilshire business unit. Accordingly, Wilshire operates Wilshire Funds Management, Wilshire Analytics, Wilshire Consulting and Wilshire Private Markets as separate business units. Each business unit has its own leadership team and professional and support staff. Moreover, Wilshire has adopted policies and procedures that are designed to provide full disclosure of all potential, actual or perceived conflicts and to prevent staff from having internal access to information that otherwise might appear to compromise their objectivity.

In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted pursuant to Wilshire's Code of Ethics.

SUB-ADVISER PORTFOLIO MANAGER FUND HOLDINGS AND OTHER MANAGED ACCOUNTS

As described below, portfolio managers may personally own shares of the Fund or Funds for which they act as portfolio manager. In addition, portfolio managers may manage a portion of other mutual funds, pooled investment vehicles or accounts advised by the Adviser.

The following table reflects information as of October 31, 2006. [NEED INFORMATION FROM WILSHIRE ON COLUMNS 2, 3 AND 4]

                                                                         NUMBER OF OTHER
                                                                            REGISTERED       NUMBER OF OTHER
                                                                            INVESTMENT      POOLED INVESTMENT    NUMBER OF OTHER
                                                                        COMPANIES (RICS)     VEHICLES (PIVS)      ACCOUNTS THAT
                                                                         THAT PORTFOLIO       THAT PORTFOLIO    PORTFOLIO MANAGER
                                                      DOLLAR RANGE OF    MANAGER MANAGES     MANAGER MANAGES     MANAGES (ASSETS
                                                        FUND SHARES     (ASSETS OF RIC IN    (ASSETS OF PIVS    OF OTHER ACCOUNTS
PORTFOLIO MANAGER                                        OWNED (1)        MILLIONS) (2)       IN  MILLIONS)      IN MILLIONS) (2)
-----------------                                     ---------------   -----------------   -----------------   -----------------
Cleo Chang.........................................                             0                   0               15 $4,200
Payden/Wilshire Longevity Fund 2010+...............         None
Payden/Wilshire Longevity Fund 2020+...............         None
Payden/Wilshire Longevity Fund 2030+...............         None
Payden/Wilshire Longevity Fund 2040+...............         None

(1) The Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+ had not commenced operations as of October 31, 2006.

(2) Reflects other separately managed accounts of which the Sub-Adviser is the investment adviser.

SHAREHOLDER SERVICING PLAN

The Group has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Fund through the intermediary. The fee is payable at an annual rate not to exceed 0.25% of the Fund's average daily net assets invested through the intermediary. Because these fees are paid out of the Fund's assets, over time these fees will also increase the cost of a shareholder's investment in the Fund.

The shareholder services that may be provided under the Shareholder Servicing Plan are non-distribution shareholder services which the intermediary provides with respect to shares of the Fund owned from time to time by customers of the intermediary. Such services include (i) transfer agent and sub-transfer agent type of services for beneficial owners of Fund shares, (ii) aggregating and processing purchase and redemption orders for Fund shareholders, (iii) providing beneficial owners of Fund shares who are not record owners with statements showing their positions in the Fund, (iv) processing dividend payments for Fund shares, (v) providing sub-accounting services for Fund shares held beneficially,
(vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners of Fund shares who are not record owners, (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Fund shares who are not record owners, (viii) responding generally to inquiries these shareholders have about the Fund or Funds, and (ix) providing such other information and assistance to these shareholders as they may reasonably request.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Treasury Plus, Incorporated (the "Administrator"), located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of the Adviser which serves as administrator for all funds of the Group. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of each Fund, transmit communications by each Fund to its shareholders of record, make periodic reports to the Board of Trustees regarding operations of the Funds, and oversee the work of the Group's fund accountant and transfer agent.

For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.12% of the daily net assets of the Group.

The Administrator has agreed that, if in any fiscal year the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to the Administrator pursuant to its Administration Agreement with the Group, to (ii) the aggregate fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement and to the Adviser pursuant to its Investment Management Agreement with the Group.

As of October 31, 2006, the four Funds described in the Prospectus and in this SAI had not commenced operations and thus had not paid any fees to the Administrator.

UMB Fund Services, Inc. ("UMB"), located at 803 W. Michigan Street, Milwaukee, Wisconsin 53233, provides transfer agency services to the Group. These services include the issuance and redemption of Fund shares, maintenance of shareholder accounts and preparations of annual investor tax statements. UMB receives fees for these transfer agency services, and certain out-of-pocket expenses are also reimbursed at actual cost.

Mellon Trust of New England, N.A. ("Mellon Trust" or the "Custodian"), located at 135 Santilli Highway, Everett, Massachusetts 02149, provides fund accounting services to the Group. These services include the calculation of daily expense accruals and net asset value per share for the Funds. Mellon Trust receives fees for these fund accounting services, and certain out-of-pocket expenses are also reimbursed at actual cost. The liability provisions of the Group's agreements with Treasury Plus, UMB and Mellon Trust are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify Treasury Plus, UMB and Mellon Trust against certain liabilities. The respective agreements may be terminated by either party on 90 days' notice.

                             PORTFOLIO TRANSACTIONS

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser seeks the best execution available. In seeking the most favorable execution, the Adviser considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Adviser periodically evaluates the performance of brokers used for the purchase and sale of portfolio securities to ensure that the Fund is obtaining best execution of these transactions.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Funds generally will be. The turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.

As of October 31, 2006, the four Funds described in the Prospectus and in this SAI had not commenced operations and thus had not paid any brokerage commissions.

The Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of a Fund. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Funds may, at the sole discretion of the Adviser, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market, as determined by reference to the liquidity and pricing policies established by the Board of Trustees; and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange, or market quotations by third party broker-dealers.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. Each Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemptions, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. The Group's Declaration of Trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                                    TAXATION


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

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Diversification Test"). The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, a Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.

If a Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders, if the Fund distributes to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any long-term capital losses) and 90% of its net exempt interest income each taxable year. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

Dividends paid out of a Fund's investment company taxable income will generally be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. Distributions of net capital gains, and designated as such, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS


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

Many of the options, futures contracts and forward contracts used by the Funds, if any, are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and Sub-Adviser intend to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax, and foreign taxes may not be deductible in computing alternative minimum taxable income.

CERTAIN DEBT SECURITIES

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund, if any, may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income ratably over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. Paul, Hastings, Janofsky & Walker LLP, counsel to the Group, has expressed no opinion in respect thereof.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 24, 1992, as amended. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The offering of Fund shares is continuous. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above. Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

No compensation is payable by the Funds to the Distributor for its distribution services, except pursuant to the Distribution Plan described below. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and SAIs (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares. Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

RULE 12b-1 DISTRIBUTION PLAN

The Board of Trustees of the Group has adopted a Distribution Plan pursuant to SEC Rule 12b-1 under which each Fund is allowed to pay asset-based sales charges or distribution and service fees for the distribution, sale or servicing of its shares. These activities include advertising, compensation to the Funds' distributor and other intermediaries for sales and marketing activities and materials and related shareholder servicing. The fee is payable at an annual rate of 0.25% of each Fund's average daily net assets. As indicated in the table in the "Fees and Expenses" section of the Prospectus, this fee is included in the Annual Fund Operating Expenses for each Fund. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment.

The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Group, including a majority vote of the Trustees who are not "interested persons" of the Group (as defined in the 1940 Act) and have no direct or indirect financial interest in the operations of the Plan or in any agreement relating to the Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to a Fund at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the shareholders of a Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment.

                                FUND PERFORMANCE

The Funds may quote their performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS

Yields for each Fund used in advertising are computed by dividing the interest income of the class for a given 30-day or one month period, net of expenses allocable to the class, by the average number of shares of the class entitled to receive dividends during the period, dividing this figure by the class' net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and converted to U.S. dollars either when they are actually converted or at the end of the period, whichever is earlier. Capital gains and losses are generally excluded from the calculation, as are gains and losses from currency exchange rate fluctuations.

Each Fund may, from time to time, include the current yield or effective yield in advertisements or reports to shareholders or prospective investors. These performance figures are based on historical results calculated under uniform SEC formulas and are not intended to indicate future performance.

Yield refers to the income generated by an investment in a Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calculated similarly, but assume that the income earned from the Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than yields.

Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal its distribution rate or income reported in the Fund's financial statements. Yields and other performance information may be quoted numerically, or in a table, graph or similar illustration.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to shares of a Fund reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in shares of the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

As of October 31, 2006, the four Funds described in the Prospectus and in this SAI had not commenced operations.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                                OTHER INFORMATION

CAPITALIZATION

Each Fund is a series of the Group, an open-end management investment company organized as a Massachusetts business trust in January 1992. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized the following twenty series of shares: Payden Limited Maturity Fund, Payden Short Bond Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Opportunity Bond Fund, Payden High Income Fund, Payden Cash Reserves Money Market Fund, Payden Tax Exempt Bond Fund, Payden California Municipal Income Fund, Payden Value Leaders Fund, Payden Market Return Fund, Payden U.S. Growth Leaders Fund, Payden Global Short Bond Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+, each of which is open and operational.

No Fund has more than one class of shares. The Board of Trustees has established a second class of shares, the Class D Shares, of the Cash Reserves Money Market Fund series of the Group, although no Class D Shares have been issued to date. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class.

The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Group. The Board of Trustees may liquidate a Fund at any time without shareholder approval. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being reimbursed to the Adviser, subject to the expense limitation described in the Prospectus under "Investment Adviser", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the Group will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund. However, the Declaration of Trust disclaims liability of the shareholders of a Fund for acts or obligations of the Group, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Funds and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the Group's independent registered public accounting firm and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

MARKET PRICING ERRORS

The Board of Trustees has adopted "Guidelines Concerning Correction of Market Pricing Errors," which set forth the procedures used in handling market pricing errors and their impact on a Fund's net asset value ("NAV") and its shareholders. Depending on the size of the error, corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to the Fund, or correction of any erroneous NAV, compensation to the Fund and reprocessing of individual shareholder transactions. Under the Guidelines, exceptions to the policy may be granted as facts or circumstances warrant.

CUSTODIAN

Mellon Trust of New England, N.A. serves as custodian for the assets of the Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.

Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. The Board of Trustees has delegated to the Custodian the selection of foreign custodians and to the Adviser the selection of securities depositories. Selection of such foreign custodial institutions and securities depositories is made following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. No assurance can be given that the appraisal by the Custodian and the Adviser of the risks in connection with foreign custodial and securities depository arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Funds. Deloitte & Touche LLP provides audit services to the Group. Its address is 111 S. Wacker Drive, Chicago, Illinois 60606-4301.

COUNSEL

Paul, Hastings, Janofsky & Walker LLP passes upon certain legal matters in connection with the shares offered by the Group, and also acts as counsel to the Group and to the Trustees who are not "interested persons" of the Group as defined in the 1940 Act. Its address is 515 South Flower Street, Los Angeles, California 90071.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Payden & Rygel". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.

"Payden" and "Wilshire" are the service marks of Payden & Rygel and Wilshire Associates Incorporated, respectively.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                 F O R M  N-1A

                            PART C: OTHER INFORMATION

Item 23.       Exhibits.

        (a.1)       Master Trust Agreement of Registrant (a).

        (a.2)       Certificate of Amendment of Master Trust Agreement (b).

        (a.3) Amendment No. 2 to the Master Trust Agreement dated September 16, 1993 (c).

        (a.4) Amendment No. 3 to the Master Trust Agreement dated December 13, 1993 (d).

        (a.5) Amendment No. 4 to the Master Trust Agreement dated March 17, 1994 (e).

        (a.6) Amendment No. 5 to the Master Trust Agreement dated as of August 31, 1994 (f).

        (a.7)       Amendment No. 6 to the Master Trust Agreement (g).

        (a.8)       Amendment No. 7 to the Master Trust Agreement (h).

        (a.9)       Amendment No. 8 to the Master Trust Agreement (i).

        (a.10)      Amendment No. 9 to the Master Trust Agreement (j).

        (a.11)      Amendment No. 10 to the Master Trust Agreement (k).

        (a.12)      Form of Amendment No. 11 to the Master Trust Agreement (k).

        (a.13)      Form of Amendment No. 12 to the Master Trust Agreement (l).

        (a.14)      Form of Amendment No. 13 to the Master Trust Agreement (m).

        (a.15)      Form of Amendment No. 14 to the Master Trust Agreement (u).

        (a.16)      Form of Amendment No. 15 to the Master Trust Agreement (u).

        (a.17)      Amendment No. 16 to the Master Trust Agreement (v).

        (a.18)      Form of Amendment No. 17 to the Master Trust Agreement (v).

        (a.19)      Amendment No. 18 to the Master Trust Agreement (y).

        (a.20)      Amendment No. 19 to the Master Trust Agreement (y).

        (a.21)      Amendment No. 20 to the Master Trust Agreement (z).

        (a.22)      Form of Amendment No. 21 to the Master Trust Agreement (aa).

        (a.23)      Form of Amendment No. 22 to the Master Trust Agreement (cc).

        (a.24)      Form of Amendment No. 23 to the Master Trust Agreement (cc).

        (a.25)      Form of Amendment No. 24 to the Master Trust Agreement (cc).

        (a.26)      Form of Amendment No. 25 to the Master Trust Agreement (dd).

        (a.27)      Form of Amendment No. 26 to the Master Trust Agreement (ee).


        (a.28)      Form of Amendment No. 27 to the Master Trust Agreement (ee).

        (a.29)      Form of Amendment No. 28 to the Master Trust Agreement (ff).

        (a.30)      Form of Amendment No. 29 to the Master Trust Agreement (ff).

        (a.31)      Form of Amendment No. 30 to the Master Trust Agreement (ff).

        (a.32)      Form of Amendment No. 31 to the Master Trust Agreement (gg).


        (a.33)      Form of Amendment No. 32 to the Master Trust Agreement.



        (a.34)      Form of Amendment No. 33 to the Master Trust Agreement.



        (a.35)      Form of Amendment No. 34 to the Master Trust Agreement.



        (a.36)      Form of Amendment No. 35 to the Master Trust Agreement.



        (a.37)      Form of Amendment No. 36 to the Master Trust Agreement.


        (b)         By-laws of Registrant (a).

        (c)         None.

        (d.1) Investment Management Agreement between Registrant and Payden & Rygel (n).

        (d.2) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

        (d.3) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated December 29, 1993, adding Short Bond, Core Bond (previously Intermediate Bond) and Opportunity Bond (previously Investment Quality
                    Bond) Funds to the Agreement (n).

        (d.4) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

        (d.5) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).

        (d.6) Agreement between Registrant and Payden & Rygel dated June 14, 1994 with respect to voluntary expense limitations (g).

        (d.7) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding U.S. Treasury Fund and International Bond Fund (previously Global Opportunity Fund) to the Agreement (g).

        (d.8) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Market Return Fund to the Agreement (o).

        (d.9) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Value Leaders (previously Growth & Income) Fund to the Agreement (k).

        (d.10) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

        (d.11) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Total Return Fund, International Equity Fund and Global Balanced Fund to the Agreement (m).

        (d.12) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Cash Reserves (previously Bunker Hill) Money Market Fund to the
                    Agreement (u).

        (d.13) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).
        (d.14) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Emerging Markets Bond Fund, EuroDirect Fund and California Municipal Income Fund to the Agreement (w).

        (d.15) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the U.S. Growth Leaders Fund and the European Aggressive Growth Fund to the Agreement (z).

        (d.16) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Low Duration Bond Fund to the Agreement (aa).

        (d.17) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the GNMA Fund to the Agreement (aa).

        (d.18) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Small Cap Leaders Fund to the Agreement (bb).

        (d.19) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden Real Return Fund to the Agreement (gg).


        (d.20) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+



        (d.d.1) Form of Sub-Advisory Agreement By and Between Payden & Rygel and Wilshire Associates, Inc.


        (e.1) Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc. (n).

        (e.2) Amendment to Distribution Agreement between Registrant and Payden & Rygel Distributors dated August 31, 1992 (p).

        (f)         None.

        (g) Form of Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.1) Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of January 1, 1996
                    (o).

        (h.2) Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of August 26, 1999 (bb).

        (h.3) Form of Accounting Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.4) Form of Transfer Agency Agreement between Registrant and UMB Fund Services, Inc (gg).

        (h.5)       License Agreement between Registrant and Payden & Rygel (n).

        (i.1)       Opinion of Counsel (b).

        (i.2)       Opinion of Counsel, dated December 23, 1997 (v).

        (i.3)       Opinion of Counsel, dated December 30, 1998 (x).

        (i.4)       Form of Opinion of Counsel, dated April 15, 1999 (y).

        (i.5)       Form of Opinion of Counsel, dated July 19, 1999 (z).

        (i.6)       Form of Opinion of Counsel, dated July 28, 1999 (aa).

        (i.7)       Form of Opinion of Counsel, dated November 18, 1999 (bb).

        (i.8)       Form of Opinion of Counsel, dated February 14, 2000 (cc).

        (i.9)       Form of Opinion of Counsel, dated February __, 2004 (gg).


        (j.1)       Not Applicable


        (j.2)       Consent of legal counsel.

        (k)         Not applicable.

        (l)         Investment letter of Payden & Rygel (b).


        (m.1) The Payden & Rygel Investment Group Distribution Plan, adopted September 9, 1997 (u).



        (m.2) The Payden & Rygel Investment Group Rule 12b-1 Distribution Plan, adopted March 20, 2007


        (n)         Not applicable.

        (o) The Payden & Rygel Investment Group Multiple Class Plan, dated December 16, 1997 (v).

        (p.1)       Code of Ethics of The Payden & Rygel Investment Group.

        (p.2)       Code of Ethics of Payden & Rygel.

        (p.3) Supplemental Code of Ethics of The Payden & Rygel Investment Group for Principal Officers and Senior Financial Officers
                    (gg).

        (q.1)       Powers of Attorney of Dennis Poulsen and J. Clayburn La
                    Force (r).

        (q.2)       Power of Attorney of Stender E. Sweeney (r).

        (q.3)       Power of Attorney of Thomas McKernan, Jr. (s).

        (q.4)       Power of Attorney of W.D. Hilton, Jr. (f).

        (q.5)       Power of Attorney of Gerald S. Levey, M.D. (dd).
---------------------
(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on December 29, 1997 and incorporated herein by reference.

(w) Filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on October 19, 1998 and incorporated herein by reference.

(x) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on December 31, 1998 and incorporated herein by reference.

(y) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on April 15, 1999 and incorporated herein by reference.

(z) Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement on July 21, 1999 and incorporated herein by reference.

(aa) Filed as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement on July 29, 1999 and incorporated herein by reference.

(bb) Filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on November 19, 1999.

(cc) Filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement on February 15, 2000.

(dd) Filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement on March 1, 2001.

(ee) Filed as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement on February 28, 2002.

(ff) Filed as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement on January 31, 2003.

(gg) Filed an exhibit to Post Effective Amendment No. 46 to the Registration Statement on February 11, 2004.

Item 24.    Persons Controlled by or Under Common Control with Registrant.


As of the date of the filing of this Post-Effective Amendment No. 54 to the Registration Statement, none of the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ or Payden/Wilshire Longevity Fund 2040+ has commenced operations.


Item 25.    Indemnification.

        Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit a.1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

        Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

            During the two fiscal years ended December 31, 2006, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                    Office                                   Other Employment
-------------------                 ------                                   ----------------
Joan A. Payden                      President, CEO and
                                    Director

Robin Creswell                      Managing Principal                       Managing Director
                                    and Director                             Payden & Rygel Global Ltd.

Edward S. Garlock                   Managing Principal
                                    and Director

Asha B. Joshi                       Managing Principal
                                    and Director

Brian W. Matthews                   Managing Principal,
                                    Chief Financial Officer and Director

Christopher N. Orndorff             Managing Principal
                                    and Director

James P. Sarni                      Managing Principal
                                    and Director

Mary Beth Syal                      Managing Principal
                                    and Director

Scott J. Weiner                     Managing Principal
                                    and Director

Item 27.    Principal Underwriters.

        (a) In addition to the Registrant, Payden & Rygel Distributors, Inc. acts as principal underwriter, depositor or investment adviser to the Metzler/Payden Investment Group.

        (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

                                      Positions and
                                      Offices with                         Positions and
Name and Principal                    Principal                            Offices with
Business Address                      Underwriter                          Registrant
------------------                    -----------------------              -----------------------------
Joan A. Payden                        Chairman, President,                 Trustee, Chairman
                                      Chief Executive Officer              of the Board and
                                      and Director                         Chief Executive Officer

Christopher N. Orndorff               Chief Financial Officer              Trustee

Gregory P. Brown                      Vice President and Director          None

Yot Chattrabhuti                      Vice President                       Vice President

Richard L. Cowan                      Vice President                       None

Bradley F. Hersh                      Vice President and Controller        Vice President and
                                                                           Treasurer

Edward S. Garlock                     Secretary                            Secretary

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los

Angeles, California 90071); its adviser, Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Administrator, Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Fund Accountant, Mellon Trust of New England, N.A. (135 Santilli Highway, Everett, Massachusetts 02149); its Transfer Agent, UMB Fund Services, Inc. (803 West Michigan Street, Milwaukee, Wisconsin 53233); or its Custodian, Mellon Trust of New England, N.A. (One Boston Place, Boston, Massachusetts 02108).

Item 29. Management Services.

        Not Applicable.

Item 30. Undertakings.

        Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 7th day of June, 2007.


                                          THE PAYDEN & RYGEL INVESTMENT GROUP

                                          By   /s/ Joan A. Payden
                                             -----------------------------------
                                                   Joan A. Payden
                                                   Chairman

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Joan A. Payden                     Trustee and Principal
-----------------------------          Executive Officer              June 7, 2007
Joan A. Payden

J. Clayburn La Force*                  Trustee                        June 7, 2007
-----------------------------
J. Clayburn La Force


Gerald S. Levey*                       Trustee                        June 7, 2007
-----------------------------
Gerald S. Levey, M.D.


Dennis C. Poulsen*                     Trustee                        June 7, 2007
-----------------------------
Dennis C. Poulsen


Thomas McKernan, Jr.*                  Trustee                        June 7, 2007
-----------------------------
Thomas McKernan, Jr.


Stender E. Sweeney*                    Trustee                        June 7, 2007
-----------------------------
Stender E. Sweeney


W.D. Hilton, Jr.*                      Trustee                        June 7, 2007
-----------------------------
W.D. Hilton, Jr.


/s/ Christopher N. Orndorff            Trustee                        June 7, 2007
-----------------------------
Christopher N. Orndorff


/s/ Mary Beth Syal                     Trustee                        June 7, 2007
-----------------------------
Mary Beth Syal

/s/ Brian W. Matthews                  Principal Financial            June 7, 2007
-----------------------------          and Accounting Officer
Brian W. Matthews

*/s/ Joan A. Payden
-----------------------------
By: Joan A. Payden
    Attorney-In-Fact

                                  EXHIBIT INDEX

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                        FORM N-1A REGISTRATION STATEMENT


                         POST-EFFECTIVE AMENDMENT NO. 54



Exhibit No.     Title Of Exhibit
-----------     -----------------

(a.33)          Form of Amendment No. 32 to the Master Trust Agreement

(a.34)          Form of Amendment No. 33 to the Master Trust Agreement

(a.35)          Form of Amendment No. 34 to the Master Trust Agreement

(a.36)          Form of Amendment No. 35 to the Master Trust Agreement

(a.37)          Form of Amendment No. 36 to the Master Trust Agreement

(d.20) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+

(d.d.1) Form of Sub-Advisory Agreement By and Between Payden & Rygel and Wilshire Associates, Inc.

(m.2) The Payden & Rygel Investment Group Rule 12b-1 Distribution Plan, adopted March 20, 2007

(p.1)           Code of Ethics of The Payden & Rygel Investment Group

(p.2)           Code of Ethics of Payden & Rygel